As filed with the Securities and Exchange Commission on June 30, 2006

1933 Act Registration No. 33-34929

1940 Act Registration No. 811-06110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 35	☒

WESTERN ASSET FUNDS, INC.

(Formerly LM Institutional Fund Advisors I, Inc.)

(Exact name of registrant as specified in charter)

100 Light Street

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	BRYAN CHEGWIDDEN, ESQ.
Legg Mason & Co., LLC	Ropes & Gray LLP
100 Light Street	45 Rockefeller Plaza
Baltimore, Maryland 21202	New York, New York 10111

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to Rule 485(b)

☒	On July 3, 2006, pursuant to Rule 485(b)

☐	60 days after filing pursuant to Rule 485 (a)(1)

☐	On [ ], pursuant to Rule 485 (a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2)

☐	On [ ], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Institutional Class and Financial Intermediary Class shares of the Western Asset Absolute Return Portfolio series of the Registrant. No disclosure relating to any other series or class of the Registrant is amended or superseded hereby.

Filed pursuant to Rule 497(e)
File No. 33-34929

[LOGO] Western Asset Funds

Prospectus

July 3, 2006

Western Asset Funds, Inc.

Western Asset Absolute Return Portfolio

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS SUMMARY

General

Western Asset Funds, Inc. (“Western Asset Funds”) consists of the following portfolios: Western Asset U.S. Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset High Yield Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio, Western Asset Enhanced Equity Portfolio and Western Asset Absolute Return Portfolio. This prospectus relates to and offers shares of the Western Asset Absolute Return Portfolio (the “Portfolio”) only.

Manager and Advisers

Legg Mason Fund Adviser, Inc. (the “Manager”) serves as the investment manager to the Portfolio. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“WAML”) serve as the investment advisers to the Portfolio. Western Asset and WAML are sometimes referred to as “Advisers.”

DESCRIPTION OF THE PORTFOLIO, ITS INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective and policies for the Portfolio are stated below. There is no assurance the Portfolio will meet its objective.

Western Asset Absolute Return Portfolio

Advisers:	Western Asset (U.S. dollar denominated portion) and WAML (non-U.S. dollar denominated portion)
Objective:	Maximizelong-term total return.

The Portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the Portfolio will invest at least 50% of its net assets in debt and fixed income securities rated at least Baa3 or BBB- at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSRO”) or unrated securities of comparable quality at the time of purchase (as determined by the Advisers).

To achieve its objective, the Portfolio may invest in a variety of securities and instruments, including:

■	U.S. Government obligations
■	corporate obligations (“corporate obligations” include, without limitation, preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
■	certificates of deposit, time deposits and bankers’ acceptances
■	mortgage- and other asset-backed securities
■	loan participations and assignments
■	Rule 144A securities
■	credit default and other swaps
■	municipal obligations
■	inflation-indexed securities
■	obligations of non-U.S. issuers, including obligations of non-U.S. governments, international agencies or supranational organizations
■	debt obligations of corporate and governmental issuers in emerging market countries (including “Brady Bonds”; bonds issued as a result of a debt restructuring plan; Eurobonds; domestic and international bonds issued under the laws of a developing country; and emerging market loans)
■	non-U.S. currency exchange-related securities, warrants and forward contracts

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■	commercial paper and other short-term investments
■	repurchase agreements

The Portfolio may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, bond and interest rate futures, options on bonds, options on bond and interest rate futures, swaps, forwards, options on swaps, options on forwards and commodity and commodity index futures, options, swaps and structured notes.

The Advisers use fundamental investment techniques to select issues. In deciding among the securities and instruments in which the Portfolio may invest, the Advisers may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security or instrument as well as other factors, including the Portfolio’s duration and prevailing or anticipated market conditions. Although the Portfolio may invest in debt and fixed income securities of any maturity, under normal market conditions, the dollar-weighted average duration of the Portfolio, including futures positions, is expected to range within -5 to 10 years. Duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities. The Portfolio’s dollar-weighted average duration may fall outside of its expected range due to market movements. If this happens, the Advisers will take action to bring the Portfolio’s dollar-weighted average duration back within its expected duration range within a reasonable period of time. Although the Portfolio may invest in debt and fixed income securities of any credit quality, including securities that are in default, under normal market conditions, it is expected that the Portfolio will maintain a dollar-weighted average credit quality of portfolio holdings of at least Baa/BBB or their equivalent (as determined by the Advisers).

In addition, under normal market conditions, at the time of purchase:

■	No more than 50% of the Portfolio’s net assets may be invested in non-U.S. dollar denominated securities.
■	No more than 25% of the Portfolio’s net assets may be invested in un-hedged non-U.S. dollar denominated securities.
■	No more than 25% of the Portfolio’s net assets may be invested in non-U.S. dollar denominated securities rated below investment grade.
■	No more than 25% of the Portfolio’s net assets may be invested in securities of non-U.S. issuers (as defined below) rated below investment grade.
■	No more than 50% of the Portfolio’s net assets may be invested in a combination of non-U.S. dollar denominated securities, securities of emerging market issuers and high yield securities (as defined below).
■	The Portfolio is permitted to invest in securities issued or guaranteed by the U.S. government or any of the G-7 countries, including their agencies, instrumentalities and political sub-divisions, without limit; however, (i) no more than 10% of the Portfolio’s net assets may be invested in securities issued or guaranteed by a single government that is a non-G-7 country, including its agencies, instrumentalities and sub-divisions; (ii) no more than 10% of the Portfolio’s net assets may be invested in private mortgage-backed and asset-backed securities of a single issuer unless the collateral relating to such securities is credit-independent of the issuer and the security’s credit enhancement is independent of the issuer, in which case no more than 25% of the Portfolio’s net assets may be invested in private mortgage-backed and asset-backed securities of such issuer; and (iii) other than as described above, no more than 5% of the Portfolio’s net assets may be invested in the obligations of any single issuer.
■	The aggregate initial futures margin and options premiums required to establish commodity interest positions will not exceed 5% of the net assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such positions; provided, however, that if an option is in-the-money at the time of purchase, the amount by which the option is in-the-money may be excluded in computing such 5%.

For purposes of the above limitations, the Portfolio will consider an issuer to be a “non-U.S. issuer” if the issuer is a non-U.S. government (including any sub-division, agency or instrumentality of a non-U.S. government), a supranational entity or any other issuer (including corporate issuers) organized under the laws of a country outside the U.S. and having a principal place of business outside of the U.S. The Portfolio will consider all other issuers to be “U.S. issuers.” The Portfolio will consider a security to be a “high yield security” if it is rated below investment grade (i.e., if it is not rated Baa/BBB or above by at least one NRSRO (or, if unrated, is determined by the Adviser to be of comparable quality)). The continued holding of a security downgraded below its rating at the time of purchase will be evaluated on a case by case basis. The Portfolio will consider the entity that issues the security backed by the pool of assets supporting a mortgage-backed or asset-backed security to be the “issuer” for purposes of the investment limitations set forth above. For purposes of the investment limitations set forth above, the Portfolio will consider an instrument, including a synthetic instrument, to be equivalent to a security if, in the judgment of an Adviser, it has economic characteristics similar to that security. For example, the Portfolio will consider an instrument, including a synthetic instrument (such as a future or swap), to be a fixed income security if, in the judgment of Western Asset or WAML, it has economic characteristics similar to fixed income securities.

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The Portfolio may also:

■	engage in reverse repurchase agreements
■	borrow money for temporary or emergency purposes
■	buy or sell non-U.S. currencies, non-U.S. currency options, or non-U.S. currency futures contracts and related options
■	loan its portfolio securities
■	buy or sell securities on a forward commitment basis
■	hold common stock or warrants received as the result of an exchange or tender of fixed income securities

The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Special Risks of High Yield Securities, Non-U.S. Securities Risk, Emerging Markets Risk, Market Risk, Borrowing Risk, Special Risks of Mortgage-Backed and Asset-Backed Securities, Derivatives Risk, Leveraging Risk, Hedging Risk and Commodity Risk. Please see “Principal Risks” below for a discussion of these and other risks.

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P RINCIPAL RISKS

In General

At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in the Portfolio because: (1) the value of the investments it owns changes, sometimes rapidly and unpredictably; (2) the Portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly; or (3) unforeseen occurrences in the securities markets negatively affect the Portfolio.

The following risks apply to the Portfolio. You should read this section carefully before you invest in order to learn more about the Portfolio.

Interest Rate Risk

The Portfolio is subject to interest rate risk, which is the possibility that the rates of interest income generated by the Portfolio’s fixed income investments may decline due to a decrease in market interest rates and the market prices of the Portfolio’s fixed income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Credit Risk

The Portfolio is also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. Not all securities are rated. In the event that NRSROs assign different ratings to the same security, the Advisers will determine which rating it believes best reflects the security’s quality and risk at that time.

Moody’s Investors Service, Inc. considers debt securities rated Baa to have speculative characteristics. Debt securities rated below investment grade (i.e., securities rated below Baa/BBB) are deemed by the rating agencies to be speculative and may involve major risk of exposure to adverse conditions. These ratings may indicate that the securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

Not all U.S. government securities are backed by the full faith and credit of the United States. Some securities, such as securities issued by Freddie Mac, are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is a risk of default on these securities.

Call Risk

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the Portfolio reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

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Special Risks of High Yield Securities

Securities rated below Baa/BBB, commonly known as junk bonds or high yield securities, have speculative characteristics. Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default. These securities typically entail greater potential price volatility and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. These securities may be less liquid than higher-rated securities, which means the Portfolio may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. When the Portfolio buys lower-rated debt, the achievement of its goals depends more on the Advisers’ credit analysis than would be the case if the Portfolio were buying investment grade debt. Unrated securities of comparable quality share these risks.

Risks Relating to Inflation-Indexed Securities

The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Although the principal value of inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if the Portfolio purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolio holds an inflation-indexed security, the Portfolio may earn less on the security than on a conventional bond.

Any increase in principal value caused by an increase in the index the inflation-indexed securities are tied to is taxable in the year the increase occurs, even though the Portfolio will not receive cash representing the increase at that time. As a result, the Portfolio could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). See “Additional Tax Information” in the Portfolio’s Statement of Additional Information (“SAI”).

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by the Portfolio will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, the Portfolio will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods. There can be no assurance that such indices will accurately measure the actual rate of inflation in the prices of goods and services.

Non-U.S. Securities Risk

Investments in non-U.S. securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of non-U.S. securities are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the Portfolio to pursue its rights against such government in that country’s courts. Some non-U.S. governments have defaulted on principal and interest payments.

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In addition, the Portfolio’s investments in non-U.S. securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.

Emerging Markets Risk

The risks of non-U.S. investment are greater for investments in emerging markets. Among others, these types of investments can include not only corporate obligations, but also “Brady Bonds,” bonds issued as a result of a debt restructuring plan, Eurobonds, domestic and international bonds issued under the laws of a developing country, emerging market loans and other debt instruments and equity securities. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because the Portfolio may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden and sometimes substantial fluctuations in the value of their investments. An investment in emerging market securities should be considered speculative.

Currency Risk

Because the Portfolio may invest in securities denominated in non-U.S. currencies, its value can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and non-U.S. governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

In addition to the policies described elsewhere in this Prospectus, the Portfolio may from time to time attempt to hedge a portion of their currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available. See “Hedging Risk” below for more information.

Market Risk

The Portfolio may invest, directly or indirectly, its assets in equity securities. Prices of equity securities generally fluctuate more than those of other securities. The Portfolio may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Borrowing Risk

When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s holdings. The Portfolio may take on borrowing risk or similar risks by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause the Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

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Liquidity Risk

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

Special Risks of Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the Portfolio’s return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Portfolio.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which the Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Derivatives Risk

The Portfolio may engage in a variety of transactions using “derivatives,” such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Portfolio may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Advisers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolio will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolio. The Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolio’s derivatives positions at any time. In fact, many over-the-counter derivative instruments will not be liquid. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolio.

Swap agreements will tend to shift the Portfolio’s investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in non-U.S. currency, the swap agreement would tend to decrease the Portfolio’s exposure to U.S. interest rates and increase its exposure to non-U.S. currency and interest rates.

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If the Portfolio sells protection on credit default swaps relating to corporate debt securities, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

Leveraging Risk

When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. The Portfolio takes on leveraging risk when it borrows money to meet redemption requests, invests collateral from securities loans or uses reverse repurchase agreements, futures, swaps or other derivatives.

Hedging Risk

The decision as to whether and to what extent the Portfolio will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the Portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Portfolio will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

Commodity Risk

Investments by the Portfolio in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The means by which the Portfolio seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the Fund’s intention to qualify as a regulated investment company under the Code.

Turnover

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” As a result of the Portfolio’s investment policies, under certain market conditions the Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher trading costs or other transaction costs and could give rise to a greater amount of taxable capital gains, including short-term gains taxed upon distribution at ordinary income rates.

Risks Associated with Other Policies the Portfolio May Pursue

In addition to the investment strategies described above, the Portfolio may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Portfolio’s SAI. The terms “debt,” “bonds” and “fixed income securities” are used in this Prospectus interchangeably, and, where used, are not intended to be limiting.

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At times, the Advisers may judge that market conditions make pursuing the Portfolio’s investment strategies inconsistent with the best interests of its shareholders. The Advisers then may temporarily use alternative strategies that are mainly designed to limit the Portfolio’s losses. Although the Advisers have the flexibility to use these strategies, they may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the Portfolio to miss out on investment opportunities, and may prevent the Portfolio from achieving its goal. In addition, an Adviser may also keep a portion of the Portfolio’s assets in cash for temporary or defensive purposes, in order to meet redemption requests or for investment purposes.

The Directors may change the Portfolio’s investment objective, investment strategies and other policies without shareholder approval.

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PERFORMANCE INFORMATION

SEC rules do not require performance charts and tables for the Portfolio because it has been in operation for less than a full calendar year.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Expenses are based on estimated amounts for the current fiscal year.

The examples below the table are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio’s Total Annual Fund Operating Expenses remain the same. Your actual costs may be higher or lower.

Western Asset Absolute Return Portfolio

	Institutional Class	Financial Intermediary Class
Shareholder Fees
(Fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(Expenses deducted from Portfolio assets)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees*	None	0.25%
Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	1.10%	1.35%
Expense Reimbursement/Waiver	None	None
Net Expenses**	1.10%	1.35%
Examples
1 Year	$112	$137
3 Years	$350	$428

* The 12b-1 fees shown in the table reflect the amount to which the Directors have currently limited payments under the Portfolio’s Distribution Plan. Pursuant to the Portfolio’s Distribution Plan, the Directors may authorize payment of up to 0.40% of average net assets without shareholder approval.

** The Manager is contractually obligated to limit Portfolio expenses to the level shown through August 1, 2007.

MANAGEMENT OF THE PORTFOLIO

General

Western Asset Funds is an open-end management investment company comprised of a variety of separate investment portfolios. Western Asset Funds was incorporated in Maryland on May 16, 1990.

Board of Directors

There are currently seven Directors of the Western Asset Funds, one of whom is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the Western Asset Funds and six of whom are not “interested persons.” The names and business addresses of the Directors and officers of the Western Asset Funds and their principal occupations and other affiliations during the past five years are set forth under “Management of the Portfolio” in the SAI.

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Subject to the general supervision of the Board of Directors, the Manager is responsible for managing, either directly or through others hired for these purposes, the investment activities of the Portfolio and the Portfolio’s business affairs and other administrative matters.

Manager and Advisers

The Portfolio is managed by the Manager. The Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio at an annual rate of 0.75% (shown prior to any waivers or reimbursements).

The Manager is a Maryland corporation formed on January 20, 1982, and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager’s address is 100 Light Street, Baltimore, Maryland 21202.

In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Advisers to render advisory services to the Portfolio. The Manager pays the fees of the Advisers.

To the extent the Manager receives a management fee after taking into account its contractual obligation to limit expenses as discussed in “Fees and Expenses” above, the Manager will pay to the Advisers the entire management fee it receives from the Portfolio based on the respective portion of the Portfolio’s assets managed by such Adviser.

Western Asset. Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset and its supervised affiliates were approximately $512 billion as of March 31, 2006. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

WAML. WAML, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. The address of WAML is 10 Exchange Place, London, England.

Expense Limitation

The Manager has, until August 1, 2007, contractually agreed to waive its fees and/or reimburse the Portfolio to the extent the Portfolio’s expenses (exclusive of taxes, interest, deferred organization expenses, brokerage and extraordinary expenses) for any class exceed the annual rate described in the Fees and Expenses section. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Portfolio to the Manager to the extent that from time to time during the next three fiscal years the repayment will not cause the Portfolio’s expenses to exceed the limit set forth in the Fees and Expenses section.

Portfolio Managers

The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. S. Kenneth Leech and Stephen A. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Mr. Leech’s focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Walsh acts as back-up portfolio manager supporting Mr. Leech in his activities for the Portfolio. Mr. Leech and Mr. Walsh have been responsible for the Portfolio since its inception and have been employed by Western Asset as portfolio managers for the past five years.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

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Expenses

The Portfolio pays its share of all expenses that are not assumed by the Manager, the Advisers or other parties, including Directors’, auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

PURCHASE OF SHARES

The Portfolio offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See “Distribution Plan” below for more information.

Initial Investment

Prior to or concurrent with the initial purchase of shares in the Portfolio, each investor must open an account with the Portfolio by completing and signing an Application and mailing it to Legg Mason Institutional Funds at the following address: 100 Light Street, Baltimore, Maryland 21202. Investors must invest in the aggregate at least $1 million in the portfolios of Western Asset Funds. Shares of the Portfolio may also be purchased by the Directors of Western Asset Funds and employees of Western Asset and WAML and their immediate families notwithstanding the foregoing requirement. The Portfolio reserves the right to revise the minimum investment requirement and may waive it at its sole discretion.

In addition, investors also may purchase Institutional and Financial Intermediary Class shares through banks, brokers, dealers, insurance companies and other financial intermediaries that offer their clients the ability to purchase shares through investment programs such as (i) fee-based advisory programs, (ii) employee benefit plans like 401(k) retirement plans, and (iii) mutual fund supermarkets. Shareholders of the Institutional and Financial Intermediary Class should contact their financial intermediary for information regarding the financial intermediary’s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums and any fees associated with the purchase and redemption of shares. This Prospectus should be read by customers of the financial intermediaries in connection with any such information received from the financial intermediaries. Any fees, charges or requirements imposed by financial intermediaries will be in addition to the fees and requirements of this Prospectus.

A purchase order, together with payment in one of the forms described in the following paragraphs, received by Boston Financial Data Services (the “Transfer Agent” or “BFDS”) prior to the close of regular trading on the New York Stock Exchange (the “Exchange”) (ordinarily 4:00 p.m., Eastern time) (“close of the Exchange”) will be effected at that day’s net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone the Portfolio at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company

ABA #011-000-028

DDA #99046096

Legg Mason Institutional Funds—Western Asset Absolute Return Portfolio

[Insert your account name and number]

The wire should state that the funds are for the purchase of shares of the Portfolio and share class and include the account name and number.

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Dividends will begin to accrue on the first business day following the day payment in federal funds is received by the Transfer Agent.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Manager. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values its portfolio securities for purposes of determining net asset value. See “Net Asset Value” below. Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares.

As described below, the Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. The Portfolio may pay financial intermediaries for their services out of that class’ assets pursuant to the class’ distribution plan or otherwise. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

Legg Mason Investor Services, LLC (“LMIS”), the Portfolio’s Distributor, and its affiliates (including the Manager and the Advisers) may from time to time, at their own expense, make payments to financial intermediaries that sell Institutional or Financial Intermediary Class shares of the Portfolio or to other parties in connection with the sale or servicing of such shares. Salespersons and others entitled to receive compensation for selling or servicing Portfolio shares may receive greater compensation with respect to one class of shares than the other.

Any shares purchased or received as a distribution will be credited directly to the investor’s account.

Additional Investments

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

Other Purchase Information

Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Portfolio and LMIS reserve the right, in their sole discretion, to request additional documents and information from investors in connection with purchase orders, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by the Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of the Portfolio). The Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

Mutual funds are required to obtain and verify information that identifies investors opening new accounts. When you sign your account application, you may be asked to provide additional information in order for the Portfolio to verify your identity. If the Portfolio is unable to collect the required information, it may not be able to open your account. The Portfolio or LMIS may share identifying information with third parties for the purpose of verification. If the Portfolio or LMIS cannot verify identifying information after opening your account, the Portfolio reserves the right to restrict or close your account, to withhold monies, and to take such other actions as may be required by applicable law.

Shares of the Portfolio may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

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Retirement Plans

Shares of the Portfolio are available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions.

The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Portfolio. Signature guarantees may be required. See “Signature Guarantee” below. All correspondence must include the account number and must be sent to:

Legg Mason Investor Services—Institutional

c/o BFDS

P.O. Box 8037

Boston, Massachusetts 02206-8037

DISTRIBUTION PLAN

The Board of Directors has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act with respect to shares of the Financial Intermediary Class of the Portfolio. Under the terms of the Plan, the Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, fees in an amount up to 0.40% on an annual basis of the average daily net assets of that class to LMIS, financial intermediaries and other parties that provide services in connection with or are otherwise involved in the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other expenses and payments. Payments under the Plan are currently limited to 0.25% of average daily net assets. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information regarding the Plan and its terms, see the SAI.

REDEMPTION OF SHARES

Portfolio shares may be redeemed through four methods: (1) by sending a written request for redemption to Legg Mason Investor Services—Institutional, c/o BFDS, P.O. Box 8037, Boston, Massachusetts 02206-8037; (2) by faxing a request to Legg Mason Investor Services—Institutional, c/o BFDS, at 1-781-796-3324; (3) by calling Legg Mason Institutional Funds at 1-888-425-6432; or (4) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

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Upon receipt of a request for redemption as described below (a request “in good order”) before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day’s net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Portfolio may refuse to effect redemption requests during periods permitted by federal securities laws.

Requests for redemption should indicate:

1)	The number of shares or dollar amount to be redeemed and the investor’s shareholder account number;

2)	The investor’s name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

3)	Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Portfolio for further details); and

4)	The name, address and account number to which the redemption payment should be sent.

Payment of the redemption price normally will be made by wire one business day after receipt of a redemption request in good order. However, the Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, as well as to take up to seven days to make payment upon redemption if the Portfolio could be adversely affected by immediate payment. Redemption proceeds may also be paid in-kind at the discretion of the Portfolio. Shareholders who receive a redemption in-kind may incur costs to dispose of such securities. In addition, depending upon the circumstances, a shareholder may incur additional tax liability upon the sale of securities received in a redemption in kind.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

The Portfolio may elect to close any shareholder account when the current value of the account is less than $1 million due to redemptions or exchanges by the shareholder by redeeming all of the shares in the account and mailing the proceeds to the investor. If the Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. The Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

Signature Guarantee

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, non-U.S. banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an “Eligible Guarantor Institution”). The Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

■	Remitting redemption proceeds to any person, address or bank account not on record.
■	Making changes to the account registration after the account has been opened.
■	Transferring shares to another portfolio with a different registration.

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Systematic Withdrawal Plan

Certain accounts may be eligible to make systematic withdrawals from the Portfolio. Contact Legg Mason Institutional Funds at 1-888-425-6432 to determine your account’s eligibility to participate in the Systematic Withdrawal Plan. Ordinarily, it may not be in your interest to purchase additional shares of the Portfolio in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals.

EXCHANGE PRIVILEGE

Shareholders in the Portfolio may exchange their shares for shares of the same class of any of the other portfolios of Western Asset Funds, provided that the shares of that class are being offered at the time of the proposed exchange. Investments by exchange among any of the portfolios of Western Asset Funds are made at the per share net asset values next determined after the order for exchange is received in good order.

The exchange privilege is not intended as a vehicle for short-term trading. See “Frequent Trading of Portfolio Shares” below.

For further information concerning the exchange privilege, or to make an exchange, please contact the Legg Mason Institutional Funds at 1-888-425-6432.

FREQUENT TRADING OF PORTFOLIO SHARES

The Portfolio has adopted a policy, approved by the Board of Directors, intended to deter frequent trading in the Portfolio’s shares. Frequent trading in the Portfolio’s shares increases the Portfolio’s administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the Portfolio and increase the Portfolio’s costs associated with trading the Portfolio’s portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the Portfolio’s other shareholders.

Under the Portfolio’s frequent trading policy, the Portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever it detects a pattern of trading that is believed (or the Advisers or their affiliates determine) to be excessive. The policy provides that the Portfolio will use its best efforts to restrict a shareholder’s trading privileges in the Portfolio if that shareholder has engaged in four or more “Round Trips” during any rolling 12-month period. However, the Portfolio has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the Portfolio. In making such a determination, the Portfolio will consider, among other things, the nature of the shareholder’s account and the perceived reason for the frequent trading. Additionally, the Portfolio has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the Portfolio may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the Portfolio altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the Portfolio.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into the Portfolio followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Portfolio within 30 days of such purchase.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the Portfolio uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the Portfolio will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the Portfolio’s frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. The Portfolio may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Portfolio that provide a substantially similar level of protection against excessive trading.

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Although the Portfolio will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur in respect of shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The Portfolio reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

NET ASSET VALUE

Net asset value per share of each class of shares is determined daily for the Portfolio as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the Portfolio’s Institutional Class or Financial Intermediary Class share price, the Portfolio’s assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.

Portfolio securities and other assets for which market quotations are readily available are valued at current market value as determined by pricing services, broker-dealer quotations or other approved methods. Unless certain unusual circumstances occur (including those described in the following paragraph), fixed income securities for which daily market quotations are not readily available will, to the extent appropriate under the circumstances, be valued with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisers or their affiliates, acting in accordance with policies and procedures approved by the Board of Directors. The values of investments quoted in non-U.S. currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Advisers or their affiliates may determine, acting in accordance with policies and procedures approved by the Board of Directors. Because of time zone differences, non-U.S. exchanges and securities markets and non-U.S. currency markets will usually be closed prior to the time of the closing of the Exchange. The principal markets for fixed income securities also generally close prior to the close of the Exchange. Consequently, values of non-U.S. investments and fixed income securities will be determined as of the earlier closing of such exchanges and markets. However, events affecting the values of such non-U.S. investments and fixed income securities may occasionally occur between the earlier closings of such exchanges and markets and the closing of the Exchange that will not be reflected in the computation of the net asset value. If an event that is likely, in the judgment of the Advisers or their affiliates, materially to affect the value of such investments occurs during such period, then such investments will be valued at fair value as determined in good faith by the Advisers or their affiliates, acting in accordance with policies and procedures approved by the Board of Directors. This will also be true of currency rates to the extent the Portfolio uses currency rates established prior to the close of the Exchange. In addition, if the Portfolio holds investments that are primarily listed on non-U.S. exchanges that trade on days when the Exchange is not open, the net asset value of the Portfolio’s shares may be subject to change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

Valuing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more securities could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in the Portfolio and the Portfolio holds securities priced at fair value, valuing a security at a fair value may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio declares as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of the close of the Exchange that day, substantially all of its net investment income since the prior business day’s dividend. The Portfolio pays dividends monthly. Distributions of net realized capital gains are made annually.

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Shareholders may elect to receive dividends and distributions in one of four ways:

1)	Receive both dividends and other distributions in shares of the same class of the Portfolio;

2)	Receive dividends in cash and other distributions in shares of the same class of the Portfolio;

3)	Receive dividends in shares of the same class of the Portfolio and other distributions in cash; or

4)	Receive both dividends and other distributions in cash.

If no election is made, both dividends and other distributions are credited to a shareholder’s Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.

Reinvestment of dividends and other distributions occurs on the ex-dividend date. Reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Portfolio will receive all dividends and other distributions declared for that monthly cycle prior to the redemption date (i.e., all dividends and other distributions from the first day of that monthly cycle, if invested on that first day, up to and including the date of the redemption).

An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying Legg Mason Institutional Funds in writing.

The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

PORTFOLIO DISCLOSURE POLICY

A description of Western Asset Funds’ policies and procedures with respect to the disclosure of portfolio securities holdings is available in the SAI. The Portfolio’s complete portfolio holdings will be available on the Western Asset Funds’ website at http://www.westernassetfunds.com on the next to last business day of the month following each quarter-end and partial information concerning the Portfolio’s portfolio holdings (such as top ten holdings) is available on the Western Asset Funds’ website in fact sheets and other formats on a monthly or quarterly basis approximately 14 calendar days after the month- or quarter-end. Such information will remain available until the next quarter’s holdings are posted.

TAX INFORMATION

The Portfolio intends to qualify as a “regulated investment company” for federal income tax purposes. See the Portfolio’s SAI for information regarding the requirements that the Portfolio must meet to qualify for the special tax treatment accorded regulated investment companies and their shareholders.

The following discussion assumes that the Portfolio will qualify as a regulated investment company. This discussion is only a summary of certain federal income tax consequences of investing in the Portfolio. You are urged to consult your tax advisor regarding the effect that an investment in the Portfolio may have on your particular tax situation, including possible foreign, state and local taxes.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable as ordinary income. For taxable years before January 1, 2009, distributions of investment income properly designated by the Portfolio as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain provided that the Portfolio meets holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and that you meet holding period and other requirements with respect to the Portfolio’s shares. The Portfolio does not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The Portfolio expects to distribute substantially all of its income and gains annually.

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Distributions are taxable to you even if they are paid from income or gains earned by the Portfolio before you invested (and thus were included in the price that you paid). Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The Portfolio’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio’s yield on those securities would be decreased. The Portfolio generally will not be eligible to elect to “pass-through” to you foreign income taxes that it pays, and you will therefore not be entitled to take a credit or a deduction for such taxes. In addition, the Portfolio’s investments in certain foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

The Portfolio’s investments in certain debt obligations, including obligations issued at a discount and inflation-indexed investments, may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The Portfolio may seek exposure to commodities through a variety of investments, direct or indirect, which may affect the amount, timing and character of distributions to shareholders. The means by which the Portfolio seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the Fund’s intention to qualify as a regulated investment company under the Code.

Distributions by the Portfolio to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Portfolio as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Portfolio) from such a plan.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For tax purposes, an exchange is treated the same as a sale. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The Form 1099 that is mailed to you at the beginning of each calendar year details your distributions and how they are treated for federal tax purposes.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2009.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Portfolio’s SAI for information on how you may be affected by recent legislation, including new rules for Portfolio distributions of gain attributable to “U.S. real property interests.”

F INANCIAL HIGHLIGHTS

Because the Portfolio was not in existence on March 31, 2006, it has no financial highlights for the period ended on that date.

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WESTERN ASSET FUNDS, INC.

Investment Manager
Legg Mason Fund Adviser, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Custodian	Transfer Agent
State Street Bank and Trust Co.	Boston Financial Data Services
P.O. Box 1713	P.O. Box 953
Boston, Massachusetts 02105	Boston, Massachusetts 02103

Counsel
Ropes & Gray LLP
45 Rockefeller Plaza
New York, New York 10111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
250 W. Pratt Street, Suite 2100
Baltimore, Maryland 21201

Distributor
Legg Mason Investor Services, LLC
100 Light Street
P.O. Box 1476
Baltimore, Maryland 21203-1476

For investors who want more information about Western Asset Funds, Inc., the following document is available upon request:

Statement of Additional Information

The SAI contains additional detailed information about the Portfolio and is incorporated by reference into (is legally part of) this prospectus.

Investors can receive a free copy of the SAI, request other information about the Portfolio and make shareholder inquiries by calling 1-888-425-6432 or by visiting us on the Internet at www.westernassetfunds.com. Portfolio holdings of the Portfolio are available upon request by calling 1-888-425-6432.

Information about the Portfolio, including the SAI, can be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC’s website at www.sec.gov. Investors may also obtain information about the Portfolio by making an electronic request at: publicinfo@sec.gov or by writing to: SEC, Public Reference Section, Washington, D.C. 20549-0102. A fee will be charged for making copies.

The Investment Company Act file number for Western Asset Funds, Inc. is 811-06110.

WESTERN ASSET FUNDS, INC.

Western Asset Absolute Return Portfolio

Statement of Additional Information

July 3, 2006

Western Asset Funds, Inc. (the “Corporation”) is an open-end management investment company. The Corporation currently consists of thirteen separate professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates only to the Western Asset Absolute Return Portfolio (the “Portfolio”).

This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Portfolio, dated July 3, 2006, which has been filed with the Securities and Exchange Commission (“SEC”). Copies of the Portfolio’s Prospectus are available without charge from Legg Mason Institutional Funds at 1-888-425-6432.

Definitions

“Adviser” means the investment advisory firm that manages the Portfolio’s assets. Western Asset and WAML are each Advisers.

“Code” means the Internal Revenue Code of 1986, as amended.

“Distributor” means the party that is responsible for the distribution or sale of the Portfolio’s shares. LMIS is the Portfolio’s Distributor.

“Exchange” means the New York Stock Exchange.

“Fundamental Investment Limitation” means an investment limitation of the Portfolio that may be changed only with the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders’ meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy. Only those policies or limitations expressly designated as such are fundamental investment limitations. All other policies and restrictions may be changed without shareholder approval.

“Independent Director” means a Director of the Corporation who is not an “interested person” (as defined in the 1940 Act) of the Corporation.

“LMIS” means Legg Mason Investor Services, LLC.

“Manager” means Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, MD 21202.

“1940 Act” means the Investment Company Act of 1940, as amended.

“NRSROs” means nationally recognized (or non-U.S.) statistical rating organizations, including Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings and Standard & Poor’s (“S&P”).

“Plan” means the Portfolio’s Distribution and Shareholder Services Plan.

“SEC” means the Securities and Exchange Commission.

“12b-1 Director” means a Director of the Corporation who is an Independent Director and who has no direct or indirect financial interest in the operation of the Portfolio’s Plan or any agreements related to the Plan (including the Corporation’s Underwriting Agreement).

“WAML” means Western Asset Management Company Limited, 10 Exchange Place, London, England. WAML is the Adviser to the Western Asset Non-U.S. Opportunity Bond Portfolio and to the non-U.S. dollar denominated portion of the Portfolio, Western Asset Intermediate Plus Bond Portfolio, the Western Asset Core Plus Bond Portfolio, the Western Asset Inflation Indexed Plus Bond Portfolio, the Western Asset Global Strategic Income Portfolio and the Western Asset Limited Duration Bond Portfolio (if any).

“Western Asset” means Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101. Western Asset is the Adviser to the Portfolio and each other investment portfolio of the Corporation other than the Western Asset Non-U.S. Opportunity Bond Portfolio.

Additional Information About Investment Limitations and Policies

The Portfolio has adopted certain fundamental investment limitations that are set forth below.

The Portfolio may:

(1) Lend or borrow money or issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

(2) Not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities will not be considered to represent an industry.

(3) Underwrite securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

(4) Purchase or sell commodities, commodities contracts, futures contracts, options, forward contracts or real estate to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

Additional Information

The foregoing fundamental limitations of the Portfolio may be changed only by a “vote of a majority of the outstanding voting securities” of the Portfolio, a term defined in the 1940 Act to mean the vote (1) of 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, or (2) of more than 50% of the outstanding shares of the Portfolio, whichever is less. Unless otherwise stated, all policies and limitations of the Portfolio other than the foregoing are non-fundamental and can be changed by the Corporation’s Board of Directors without shareholder approval.

The fundamental investment limitations set forth above limit the Portfolio’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by the Portfolio, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC. As such, these limitations of the 1940 Act will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Fundamental Investment Restriction (1). Under the 1940 Act, the Portfolio may only borrow up to one-third of the value of its total assets less liabilities (other than liabilities representing senior securities). Borrowing by the Portfolio allows it to leverage its portfolio, which exposes it to certain risks. Leveraging increases the effect of any increase or decrease in the value of portfolio securities on the Portfolio’s net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the return from the securities purchased with borrowed funds. The Portfolio may use borrowed money for any purpose permitted by the 1940 Act.

The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, the Portfolio may only make loans if expressly permitted to do so by the Portfolio’s investment policies, and the Portfolio may not make loans to persons who control or are under common control with the Portfolio. Thus, the 1940 Act effectively prohibits the Portfolio from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Portfolio may, however, make other loans which could expose shareholders to additional risks, such as the failure of the other party to repay the loan. The Portfolio retains the flexibility to make loans to the extent permitted by its investment policies.

The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Certain portfolio management techniques, such as reverse repurchase agreements, credit default swaps, dollar rolls, futures contracts, the purchase of securities on margin, short sales, or the writing of options on portfolio securities, may be considered senior securities unless appropriate steps are taken to segregate the Portfolio’s assets or otherwise cover its obligations. To the extent the Portfolio covers its commitment under such instruments, including by segregation of liquid assets, entering into offsetting transactions or owning positions covering the obligations, such instruments will not be considered a “senior security” by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio. Although this SAI describes certain permitted methods of segregating assets or otherwise “covering” such transactions for these purposes, such descriptions are not complete. The Portfolio may cover such transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Portfolio.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

Fundamental Investment Restriction (2). “Concentration” is interpreted under the 1940 Act to mean investment of 25% or more of the Portfolio’s total assets in a single industry. If the Portfolio were to “concentrate” its investments in a particular industry, investors would be exposed to greater risks because the Portfolio’s performance would be largely dependent on that industry’s performance. The Portfolio has not reserved the right to concentrate in any industry. For purposes of this limitation, the Portfolio does not consider certificates of deposit or banker’s acceptances issued by domestic branches of U.S. or non-U.S. banks to be in a single industry. If, in the future, these instruments are considered to be in the same industry, the Portfolio reserves the freedom of action to concentrate in such an industry. The Portfolio’s industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of technology issuers).

Fundamental Investment Restriction (3). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Fundamental Investment Restriction (4). This restriction would permit investment in commodities, commodities contracts (e.g., futures contracts or related options), options, forward contracts or real estate to the extent permitted under the 1940 Act. However, it is unlikely that the Portfolio would make such investments, other than the use of futures contracts or related options, options, forward contracts, commodity related instruments and certain real estate-related instruments as explained in the Prospectus and this SAI. The Portfolio, however, may consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and foodstuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.

Unless otherwise indicated, all limitations applicable to the Portfolio’s investments (as stated in the Prospectus or in this SAI) apply only at the time a transaction is entered into. For example, any subsequent change in a rating assigned by any NRSRO to a security (or, with respect to an unrated security, any subsequent change in an Adviser’s judgment of such security’s quality), or change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in the average maturity or duration of the Portfolio’s investment portfolio, resulting from market fluctuations or other changes in the Portfolio’s total assets, will not require the Portfolio to dispose of an investment. In the event that NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. The terms “debt,” “bonds” and “fixed income securities” are used in this SAI interchangeably, and, where used, are not intended to be limiting.

Additional Information About Securities, Investment Techniques and Related Risks

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Portfolio may employ other investment practices and may be subject to other risks, some of which are described below. Unless a strategy or policy described below is specifically prohibited by applicable law or by the investment restrictions explained in the Portfolio’s Prospectus or elsewhere in this SAI, the Portfolio may engage in each of the practices listed below.

Non-U.S. Securities

Investing in the securities of issuers in any non-U.S. country, or in securities denominated in a non-U.S. currency, involves special risks and considerations not typically associated with investing in U.S. issuers or U.S. dollar denominated securities. These include risks resulting from differences in accounting, auditing and financial reporting standards; lower liquidity than U.S. securities; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability. In many cases, there is less publicly available information concerning non-U.S. issuers than is available concerning U.S. issuers. Additionally, purchases and sales of non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes and tax withholding. Non-U.S. securities generally exhibit greater price volatility and a greater risk of illiquidity.

To the extent the Portfolio purchases securities denominated in a non-U.S. currency, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio’s assets and the Portfolio’s income available for distribution. In addition, the Portfolio is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a non-U.S. currency declines after the Portfolio’s income has been earned and translated into U.S. dollars (but before payment), the Portfolio could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

The relative performance of various countries’ securities markets historically has reflected wide variations relating to the unique characteristics of each country’s economy. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Bank deposit insurance, if any, may be subject to widely varying regulations and limits in non-U.S. countries.

In general, non-U.S. securities purchased by the Portfolio may be listed on non-U.S. exchanges, traded over-the-counter or purchased in private transactions. Transactions on non-U.S. exchanges are usually subject to mark-ups or commissions higher than negotiated commissions on U.S. transactions. There is less government supervision and regulation of exchanges and brokers in many non-U.S. countries than in the United States. Additional costs associated with an investment in non-U.S. securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of non-U.S. currency conversions.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in non-U.S. currencies or that are traded in non-U.S. markets, or to securities of U.S. issuers having significant non-U.S. operations.

Emerging Market Issuers. The risks of non-U.S. investment, described above, are greater for investments in emerging market issuers, and such investments should therefore be considered speculative. Debt securities of governmental and other issuers in emerging market countries will typically be rated below investment grade or be of comparable quality. For more information about lower-rated securities, see “Debt and Fixed Income Securities — Lower-Rated Securities” below.

Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world. Emerging market countries may experience substantial rates of inflation or deflation. Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or deflation or mitigate their effects, inflation and deflation may continue to have significant effects both on emerging market countries and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Economies in emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Because of the high levels of non-U.S. dollar denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of non-U.S. exchange earnings. Hedging instruments are not typically available with respect to investments in emerging market countries and, to the extent they are available, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) would make it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its non-U.S. exchange reserves, it may increase restrictions on the outflow of any non-U.S. exchange. Repatriation is ultimately dependent on the ability of the Portfolio to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the supply of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Portfolio. In such a case, the Portfolio’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of non-U.S. exchange. If the Portfolio is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the Portfolio’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price that may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization, and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of an emerging market country’s securities markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of non-U.S. investment policies now occurring in some emerging market countries and adversely affect existing investment opportunities.

Some emerging markets have different settlement and clearance procedures, which, for example, may not call for delivery of a security to the Portfolio until well after the Portfolio has paid for such security. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for the Portfolio’s portfolio securities in such markets may not be readily available.

Sovereign Debt Securities. Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Depositary Receipts. American Depositary Receipts, or “ADRs,” are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A non-U.S. issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the non-U.S. issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in a non-U.S. currency. The Portfolio may also invest in similar non-U.S. instruments issued by non-U.S. banks or trust companies such as “GDRs” and “EDRs.” EDRs are non-U.S. dollar denominated receipts similar to ADRs, are issued and traded in Europe and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. For purposes of its investment policies, the Portfolio will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

Options, Futures and Other Strategies

General. The Portfolio may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, structured notes, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to enhance its return or yield or to attempt to hedge its investments. Except as otherwise provided in the Prospectus or SAI or by applicable law, the Portfolio may purchase and sell any type of Financial Instrument.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Portfolio’s portfolio. Thus, in a short hedge the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio’s portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Portfolio has invested or expects to invest. Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors. Except as otherwise provided in the Prospectus or SAI or by applicable law, the Portfolio may use Financial Instruments for any purpose, including non-hedging purposes.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the Portfolio’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

In addition to the instruments, strategies and risks described below, the Advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisers may utilize these opportunities to the extent that they are consistent with the Portfolio’s investment objective and permitted by its investment limitations and applicable regulatory authorities. The Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)	Successful use of most Financial Instruments depends upon an Adviser’s ability to predict movements of the overall securities, currency, commodities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)

There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments or other economic measures (collectively, “Instruments”) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged Instrument, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the Instrument being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the Portfolio’s current or anticipated investments exactly. The Portfolio may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the position in Financial Instruments will not track the performance of the Portfolio’s other investments.

Prices of Financial Instruments can also diverge from the prices of their underlying Instruments, even if the underlying Instruments match the Portfolio’s investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying Instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how Financial Instruments and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolio may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio’s positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)	If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Portfolio entered into a short hedge because its Adviser projected a decline in the price of a security in the Portfolio’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

(4)	As described below, the Portfolio might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

(5)

The Portfolio’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the

“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Portfolio to an obligation to another party. The Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate on its books cash or liquid assets in the prescribed amount as determined daily. Although this SAI describes certain permitted methods of segregating assets or otherwise “covering” such transactions for these purposes, such descriptions are not complete. The Portfolio may cover such transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulation thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Portfolio.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio’s assets to cover in accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Additional Risks of Financial Instruments Traded on Non-U.S. Exchanges. Financial Instruments may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, non-U.S. securities. The value of such positions also could be adversely affected by (1) other complex non-U.S. political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolio’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying Instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying Instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Portfolio may purchase and sell both put options and call options on a variety of underlying Instruments, including, but not limited to, specific securities, securities indexes, commodities indexes, futures contracts and foreign currencies.

The Portfolio may purchase call options for any purpose. For example, a call option may be purchased by the Portfolio as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of an Instrument on a more limited risk basis than would be possible if the Instrument itself were purchased. In the event of a decline in the price of the underlying Instrument, use of this strategy would serve to limit the Portfolio’s potential loss to the option premium paid; conversely, if the market price of the underlying Instrument increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized would be reduced by the premium.

The Portfolio may purchase put options for any purpose. For example, a put option may be purchased by the Portfolio as a short hedge. The put option enables the Portfolio to sell the underlying Instrument at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying Instrument is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the Instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

Writing put or call options can enable the Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, the Portfolio may also suffer a loss as a result of writing options. For example, if the market price of the Instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged Instrument would be offset to the extent of the premium received for writing the option. However, if the underlying Instrument appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the underlying Instrument at less than its market value. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying Instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the underlying Instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying Instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying Instrument, the historical price volatility of the underlying Instrument and general market conditions.

The Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that the Portfolio may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives the Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options. Options offer large amounts of leverage, which will result in the Portfolio’s net asset value being more sensitive to changes in the value of the related instrument. The Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

The Portfolio’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the Portfolio were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying Instrument. Options purchased by the Portfolio that expire unexercised have no value, and the Portfolio will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Portfolio expires unexercised, the Portfolio realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, commodities, futures contracts or other investments. When the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio’s exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities, commodities, futures contracts or other investments. Because index options are settled in cash, when the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying Instruments. The Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of Instruments similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same Instruments as underlie the index and, as a result, bears a risk that the value of the Instruments held will vary from the value of the index. Additionally, the Portfolio cannot hold commodities similar to those on which an underlying commodity index is based.

Even if the Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn that the Portfolio has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying Instrument, such as common stock, because there the writer’s obligation is to deliver the underlying Instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying Instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those Instruments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding Instrument positions.

If the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are considered illiquid by the SEC.

The Portfolio can use both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. A financial futures contract sale creates an obligation by the seller to deliver the type of Instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of Instrument called for in the contract in a specified delivery month at a stated price. The Portfolio may invest in single security futures contracts to the extent permitted by applicable law. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on Instruments. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield. To the extent permitted by applicable law, the Portfolio may also write call and put options on futures contracts that are not covered. The Portfolio may invest in futures contracts and options thereon with respect to Instruments including, but not limited to, interest rates, specific securities, commodities, securities or commodities indexes and foreign currencies.

In addition, futures strategies can be used to manage the average duration of the Portfolio’s fixed-income portfolio. If an Adviser wishes to shorten the average duration of the Portfolio’s fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If an Adviser wishes to lengthen the average duration of the Portfolio’s fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

Futures contracts may also be used for non-hedging purposes, such as to simulate full investment in underlying Instrument while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in the underlying Instrument, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying Instrument.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit “initial margin.” Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio’s obligations to or from a futures broker. When the Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged. In contrast, when the Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Although some futures and options on futures call for making or taking delivery of the underlying Instrument, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same Instrument and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

The Portfolio is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by an Adviser may still not result in a successful transaction. Of course, an Adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate, stock market or other movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the Instruments that are the subject of the hedge increases as the composition of the Portfolio’s portfolio diverges from the Instruments included in the applicable index. The price of the index futures may move more than or less than the price of the Instruments being hedged. If the price of the index futures moves less than the price of the Instruments that are the subject of the hedge, the hedge will not be fully effective, but if the price of the Instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the Instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the Instruments, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the Instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the Instruments being hedged and movements in the price of the index futures, the Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the Instruments being hedged if the historical volatility of the prices of such Instruments being hedged is more than the historical volatility of the prices of the Instruments included in the index. It is also possible that, where the Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the Instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio Instruments. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of Instruments will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of Instruments before the Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the Instruments it had anticipated purchasing.

To the extent such instruments are permitted by applicable law, the Portfolio may invest in security futures. Such investments are expected to be subject to risks similar to those of index future investing.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

Non-U.S. Currency Hedging Strategies — Special Considerations. The Portfolio may engage in a variety of non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates or to earn additional income. The Portfolio may use options and futures contracts, swaps and indexed notes relating to non-U.S. currencies as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the non-U.S. currencies in which the Portfolio’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Portfolio might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the Portfolio’s Adviser believes will have a high degree of correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, the Portfolio might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Options on non-U.S. currencies also have other risks of using options inherent in options generally. See “Risks of Options” above.

Forward Currency Contracts. The Portfolio may enter into forward currency contracts to purchase or sell non-U.S. currencies for a fixed amount of U.S. dollars or another non-U.S. currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Forward currency contracts may be used to attempt to hedge currency exposure or to enhance return or yield.

Such transactions may serve as long hedges; for example, the Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a non-U.S. currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a non-U.S. currency.

The Portfolio may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in non-U.S. currency. For example, if the Portfolio owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The cost to the Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Portfolio might be unable to close out a forward currency contract at any time prior to maturity, if at all. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain the required cover.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the forward currency contract has been established. Thus, the Portfolio might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Successful use of forward currency contracts depends on an Adviser’s skill in analyzing and predicting currency values. Forward currency contracts may substantially change the Portfolio’s exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Portfolio’s Advisers anticipate. There is no assurance that an Adviser’s use of forward currency contracts will be advantageous to the Portfolio or that the Adviser will hedge at an appropriate time.

Combined Positions. The Portfolio may purchase and write options in combination with each other, or in combination with other Financial Instruments, to adjust the risk and return characteristics of its overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. The Portfolio’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Portfolio may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of investments the Portfolio anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the Portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor. The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, credit and event-linked swaps and currency exchange rates. The Portfolio may also enter into options on swap agreements.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the Portfolio’s investments and its share price and yield because, and to the extent, these agreements affect the Portfolio’s exposure to long- or short-term interest rates (in the United States or abroad), non-U.S. currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security or commodity prices, certain specified events, index values or inflation rates.

Swap agreements will tend to shift the Portfolio’s investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in non-U.S. currency, the swap agreement would tend to decrease the Portfolio’s exposure to U.S. interest rates and increase its exposure to non-U.S. currency and interest rates. Caps and floors have an effect similar to buying or writing options.

If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

The Portfolio may enter into credit default swap contracts for investment purposes and to add leverage to its investment portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

The Portfolio may enter into commodity related swap agreements for investment purposes and to add leverage to its investment portfolio. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Portfolio may be required to pay a higher fee at each swap reset date.

The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis, depending on whether a threshold amount (if any) is exceeded, and an amount of cash or liquid assets having an aggregate net asset value approximately equal to the accrued excess will be maintained as collateral. The Portfolio will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis, and will maintain collateral as required by SEC guidelines from time to time with respect to caps and floors written by the Portfolio. The Advisers and the Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Special Risks of Commodity-Linked Derivative Instruments. The commodities which underlie commodity-linked derivatives may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolio’s investments to greater volatility than investments in traditional securities.

Preferred Stocks and Convertible Securities

A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock (or another equity security) of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers.

Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party. Any of these actions could have an adverse effect on the Portfolio’s ability to achieve its investment objective.

Debt and Fixed Income Securities

The Portfolio may invest in a variety of debt and fixed income securities. These securities share three principal risks: First, the level of interest income generated by the Portfolio’s fixed income investments may decline due to a decrease in market interest rates. Thus, when fixed income securities mature or are sold, they may be replaced by lower-yielding investments. Second, their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio’s fixed income investments. Conversely, during periods of rising interest rates, the value of the Portfolio’s fixed income investments will generally decline. The magnitude of these fluctuations will generally be greater when the Portfolio’s duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the Portfolio’s net asset value. In addition, certain fixed income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay. The most common types of these instruments, and the associated risks, are described below. Subject to its investment policies and applicable law, the Portfolio may invest in these and other instruments.

U.S. Government Obligations. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Portfolio may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rising interest rates, the Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.

With respect to purchasable variable and floating rate instruments, the Advisers will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

Inflation-Indexed Securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. The Portfolio may also invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a three-month lag). The U.S. Department of Treasury currently issues U.S. TIPS in only ten-year maturities, although it is possible that U.S. TIPS with other maturities will be issued in the future. U.S. TIPS have previously been issued with maturities of five, ten and thirty years. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Portfolio will be subject to deflation risk with respect to its investment in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Portfolio purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The Portfolio may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. Although the principal value of these securities declines in periods of deflation, holders at maturity receive no less than par. If inflation is lower than expected during the period the Portfolio holds the security, the Portfolio may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, the Portfolio investing in inflation-indexed securities could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The U.S. Treasury began issuing inflation-indexed bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities. The Portfolio may invest in inflation-indexed securities issued in any country.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States. The three-month lag in calculating the CPI-U for purposes of adjusting the principal value of U.S. TIPS may give rise to risks under certain circumstances.

Mortgage-Related Securities. Mortgage-related securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental, government-related or non-governmental entities, and provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred.

As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the securities’ effective maturities. The volume of prepayments of principal on a pool of mortgages underlying a particular mortgage-related security will influence the yield of that security, and the principal returned to the Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. An increase in mortgage prepayments could cause the Portfolio to incur a loss on a mortgage-related security that was purchased at a premium. On the other hand, a decrease in the rate of prepayments, resulting from an increase in market interest rates or other causes, may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of the Portfolio’s shares. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions. In determining the average maturity or duration of a mortgage-related security, the Portfolio’s Advisers must apply certain assumptions and projections about the maturity and prepayment of such security; actual prepayment rates may differ. Because of prepayments, mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

Pools often consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolio may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

All poolers apply standards for qualification to lending institutions that originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association (“GNMA”) tend to have a longer average life than participation certificates (“PCs”) issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by the Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

Government Mortgage-Related Securities. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable debt securities. Therefore, the effective maturity and market value of the Portfolio’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by Freddie Mac, a corporate instrumentality of the U.S. Government. The mortgage loans in Freddie Mac’s portfolio are not government backed; Freddie Mac, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac securities. Freddie Mac also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest only by Fannie Mae, not the U.S. Government.

Privately Issued Mortgage-Related Securities. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations (“CMOs”) which are collateralized by mortgage-related securities issued by Freddie Mac, Fannie Mae or GNMA or by pools of mortgages.

CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are generally paid first to the “Class 1” holders. Thereafter, all payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool. Other allocation methods may be used. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities, resulting in higher risks. Where privately issued securities are collateralized by securities issued by Freddie Mac, Fannie Mae or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.

Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. The Portfolio’s investment in such pools may be constrained by federal statute, which restricts investments in the shares of other investment companies.

The private mortgage-related securities in which the Portfolio may invest include non-U.S. mortgage pass-through securities (“Non-U.S. Pass-Throughs”), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Non-U.S. Pass-Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. Certain Non-U.S. Pass-Throughs in which the Portfolio invests typically are not guaranteed by an entity having the credit status of GNMA, but generally utilize various types of credit enhancement.

Asset-Backed Securities. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements.

Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of such securities may be illiquid.

The principal on asset-backed securities, like that on mortgage-backed securities, may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect. Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal. On the other hand, a decrease in the rate of prepayments may extend the effective maturities of the securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of the Portfolio’s shares. The rate of prepayment may also be affected by general economic conditions and other social and demographic conditions.

Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions

(such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest in the underlying collateral, and the underlying collateral may become damaged or stolen.

Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of the market cycle is not certain.

Municipal Obligations. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds (“IDBs”) and private activity bonds (“PABs”) are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. Municipal obligations also include municipal lease obligations and certificates of participation. Municipal lease obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality’s credit, and, if funds are not appropriated for the following year’s lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation are participations in municipal lease obligations or installment sales contracts. Each certificate represents a proportionate interest in or right to the payments made.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. “General obligation” bonds are secured by the issuer’s pledge of its faith, credit and taxing power. “Revenue” bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government’s power to raise revenues or increase taxes.

The availability of federal, state and local aid to issuers of municipal securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility’s economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

Collateralized Debt Obligations. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect the Portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of the Portfolio. The Portfolio will not invest in CDOs that are managed by the Advisers or their affiliates.

For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or defalcate.

Corporate Debt Securities. The Portfolio may invest in debt securities (i.e., bonds, debentures, notes and other similar debt instruments) of domestic or non-U.S. non-governmental issuers which meet the minimum credit quality criteria, if any, set forth for the Portfolio. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

Lower-Rated Securities. Non-investment grade securities are described as “speculative” by Moody’s and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as “junk bonds.” The Portfolio’s Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the Portfolio and the creditworthiness of their issuers. If the rating of a security in which the Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security for so long as the Portfolio’s Adviser determines appropriate, having due regard for market conditions, tax implications and other applicable factors.

A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a debt security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on the Portfolio’s ability to achieve its investment objective because, for example, the Portfolio may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Portfolio’s investment portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.

At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The ratings of Moody’s, S&P or other NRSROs represent the opinions of those agencies as to the quality of the debt securities that they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by others, the Advisers may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. The Portfolio’s Advisers will consider a security’s quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the Portfolio may purchase a security with the lowest rating.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Advisers or their affiliates (acting under authority of the Board of Directors) believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Portfolio’s yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped securities may be more volatile and less liquid than that for other securities, potentially limiting the Portfolio’s ability to buy or sell those securities at any particular time.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid.

Zero Coupon and Pay-In-Kind Securities. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. The Portfolio investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since the Portfolio must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, to the extent the Portfolio invests in zero coupon bonds it may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

Commercial Paper and Other Short-Term Investments

The Portfolio may invest or hold cash or other short-term investments, including commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolio may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933.

Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The Portfolio may or may not regard such securities as illiquid, depending on the circumstances of each case.

The Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers’ acceptances) of banks and savings and loan institutions. While domestic bank deposits may be insured by an agency of the U.S. Government, the Portfolio would generally assume positions considerably in excess of the insurance limits.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by the Portfolio to invest in a particular loan participation will depend almost exclusively on the Adviser’s credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Portfolio and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. The Portfolio may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which the Portfolio holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the Portfolio may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain of the loan participations or assignments acquired by the Portfolio may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

Indexed Securities and Structured Notes

The values of indexed securities and structured notes are linked to currencies, other securities, interest rates, commodities, indices or other financial indicators (“reference instruments”). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). An indexed security or structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, an indexed security or structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

Forward Commitments

The Portfolio may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, the Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

The Portfolio may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When the Portfolio purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, the Portfolio’s forward commitment purchases could cause its net asset value to be more volatile.

The Portfolio may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables the Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, the Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See “Risks of Futures Contracts and Options Thereon.”

Restricted and Illiquid Securities

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. To the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market (“illiquid securities”) will be acquired by the Portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Portfolio’s net assets.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The Portfolio intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as “liquid.” The Board has delegated to the Portfolio’s Advisers the responsibility for determining whether a particular security eligible for trading under this rule is “liquid.” Investing in these restricted securities could have the effect of increasing the Portfolio’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended. The Advisers, acting pursuant to guidelines established by the Board of Directors, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments the Portfolio may own. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Illiquid securities may be difficult to value, and the Portfolio may have difficulty disposing of such securities promptly. The Portfolio does not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

Equity Securities

The Portfolio may directly or indirectly invest its assets in equity securities. Among other risks, prices of equity securities generally fluctuate more than those of other securities. The Portfolio may experience a substantial or complete loss on an individual stock. These risks may affect a single issuer, industry, or section of the economy or may affect the market as a whole.

Securities of Other Investment Companies

Investments in other investment companies may involve the payment of substantial premiums above the net asset value of such issuers’ portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. These fees would be in addition to any fees paid by the Portfolio. The Portfolio may invest in both closed-end and open-end investment companies.

Repurchase Agreements

A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by the Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. The Portfolio also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price. Repurchase agreements may be viewed as a loan by the Portfolio.

Reverse Repurchase Agreements and Other Borrowing

A reverse repurchase agreement is a portfolio management technique in which the Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including an interest payment. While engaging in reverse repurchase agreements, the Portfolio will cover its commitment under these instruments by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. Reverse repurchase agreements may expose the Portfolio to greater fluctuations in the value of its assets and render the segregated assets unavailable for sale or other disposition. Reverse repurchase agreements may be viewed as a borrowing by the Portfolio.

The Portfolio may also enter into dollar roll transactions in which the Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the Portfolio forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Portfolio would also be able to earn interest on the income that is received from the initial sale.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Portfolio is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Portfolio may be adversely affected.

The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets less liabilities other than the borrowing and other senior securities) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, the Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the Portfolio.

Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolio may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

Loans of Portfolio Securities

The Portfolio may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing agent or broker. Although voting rights or rights to consent with respect to the loaned securities generally pass to the borrower, the Portfolio will make arrangements to vote or consent with respect to a material event affecting the securities on loan. SEC guidance currently states that the Portfolio may loan securities equal in value to no more than one third of its total asset value, including collateral received from such loans (at market value computed at the time of the loan). The risks in lending portfolio securities include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Portfolio can dispose of it.

Duration

Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.

There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security’s interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

Diversification

The Portfolio intends to remain diversified, as “diversified” is defined under the 1940 Act. In general, the Portfolio is “diversified” under the 1940 Act if at least 75% of the value of its total assets is represented by (i) cash, cash items, government securities and securities of other investment companies and (ii) securities limited in respect of any one issuer to 5% or less of the value of the total assets of the Portfolio and 10% or less of the outstanding voting securities of such issuer.

Portfolio Turnover

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” As a result of the Portfolio’s investment policies, under certain market conditions the Portfolio’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of taxable capital gains.

Alternative Investment Strategies

At times the Portfolio’s Advisers may judge that conditions in the securities markets make pursuing the Portfolio’s typical investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio’s assets. In implementing these defensive strategies, the Portfolio may invest without limit in securities that the Adviser believes present less risk to the Portfolio, including equity securities, debt and fixed income securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or in other securities the Adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. As a result of these strategies, the Portfolio may invest up to 100% of its assets in securities of U.S. issuers. During periods on which such strategies are used, the duration of the Portfolio may diverge from the duration range for that Portfolio disclosed in the Prospectus. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies. As a result of using these alternative strategies, the Portfolio may not achieve its investment objective.

New Investment Products

New types of mortgage-backed and asset-backed securities, derivative instruments, hedging instruments and other securities or instruments are developed and marketed from time to time. Consistent with its investment limitations, the Portfolio expects to invest in those new types of securities and instruments that its Adviser believes may assist the Portfolio in achieving its investment objective.

Flexibility. Generally, the foregoing is not intended to limit the Portfolio’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the Portfolio as broadly as possible. Statements concerning what the Portfolio may do are not intended to limit other any activity. The Portfolio maintains the flexibility to use the investments described above for any purpose consistent with applicable law and any express limitations in the SAI or the Prospectus.

Investment Policies

Except for investment policies designated as fundamental in the Prospectus or this SAI, the investment policies described in the Prospectus and in this SAI are not fundamental policies. Changes to fundamental investment policies require shareholder approval; the Directors may change any non-fundamental investment policy without shareholder approval.

Ratings of Debt Obligations

Moody’s, S&P and other NRSROs are private organizations that provide ratings of the credit quality of debt obligations. The Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. Credit rating agencies receive fees from rated issuers in connection with the issuance of ratings.

Valuation of Portfolio Shares

As described in the Prospectus, the net asset value of a Portfolio share is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Disclosure of Portfolio Holdings

The Board of Directors of the Corporation has approved the following guidelines with respect to the disclosure of the Portfolio’s portfolio securities. The Corporation’s Board believes these policies are in the best interests of the Portfolio and that they strike an appropriate balance between the desire of investors for information about the Portfolio’s portfolio holdings and the need to protect the Portfolio from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of management. The Board will be provided with reports regarding any material issues arising under the policies and can exercise oversight over the operation of the policies.

Policy. Except as described below, no portfolio holdings information of the Portfolio shall be provided to any individual, investor, or other person or entity unless specifically authorized by the Corporation’s Chief Legal Officer or a person authorized by the Chief Legal Officer.

Public Disclosure of Portfolio Holdings. The Portfolio distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period end. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Corporation’s website (www.westernassetfunds.com). Additionally, complete portfolio information is filed with the SEC on Form N-Q for the first and third quarters of the fiscal year. The Portfolio’s Form N-Q filings will be available at the website of the Securities and Exchange Commission at http://www.sec.gov.

Complete Portfolio holdings information as of quarter end may be disclosed no sooner than the last business day of the month following quarter-end, provided that such information has been made available to the public through postings on the Corporation’s website at least one day previously. Portfolio holdings information for a quarter will remain on the Corporation’s website until the next quarterly portfolio holdings information is posted.

Partial information concerning the Portfolio’s portfolio holdings (such as top ten holdings) may be provided to Portfolio shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 15 calendar days after quarter or month end, provided that such information has been made available to the public through postings on the Corporation’s website at least one day previously. Partial information concerning portfolio holdings for a month or quarter shall remain on the Corporation’s website until the next monthly or quarterly (as applicable) corresponding information is posted.

Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest holdings information publicly available in accordance with the Portfolio’s guidelines.

Non-Public Dissemination of Portfolio Holdings Information. From time to time, portfolio holdings that are not publicly available may be required by the Corporation’s service providers or other third parties in order to perform various services for the Portfolio, including custodian services, pricing services, auditing, legal, compliance, software support, proxy voting support and providing ratings for the Corporation. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer of the Corporation determines that 1) more current information is necessary in order for the third party to complete its task, 2) the Portfolio has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public Portfolio portfolio information to any third party, except consideration received by the Portfolio in connection with the services being provided by the third party who receives the non-public information. The Manager and the Advisers and their affiliates shall not be deemed to have received consideration solely by the fact that services provided to the Portfolio may result in sales of Portfolio shares.

At the present time the Portfolio has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company - Information is provided daily with no time lag.

PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.

Ropes & Gray LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed.

Paul Hastings, Janofsky & Walker, LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed.

Other Third Parties:

Lipper Analytical Services Corporation - Information is provided quarterly with a time lag of five business days.

In all cases the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Additionally, the Portfolio may occasionally reveal certain of its current portfolio securities to broker dealers in connection with that broker dealer executing securities transactions on behalf of the Portfolio. In such a case, the Portfolio has not entered into a formal confidentiality agreement with the broker dealer but relies on the broker dealer’s obligations based on statutes, rules, and fiduciary obligations not to trade based on the information or otherwise use it improperly. The Portfolio would not continue to conduct business with a broker/dealer that the Advisers believed was misusing the disclosed information.

The Corporation’s Board of Directors, officers, and certain Manager, Western Asset and WAML employees, including funds accounting, legal, compliance, marketing, administrative personnel and members of certain Manager, Western Asset and WAML committees or groups, have access to the Portfolio’s portfolio prior to the time it is made public. All such persons are subject to a Code of Ethics.

The Portfolio may also provide the following types of information (other than complete portfolio holdings) that are related to the Portfolio’s portfolio holdings or derived from the Portfolio’s portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Corporation’s website or in other published form, so long as the Chief Legal Officer determines that the Portfolio has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably give the recipient an advantage in trading Portfolio shares or in any other way harm the Portfolio or its shareholders:

1. A small number of portfolio holdings (including information that the Portfolio no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the Portfolio or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. In addition, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2. General information about the Portfolio’s portfolio holdings that cannot be used to determine the Portfolio’s portfolio holdings or any portion hereof. This would include such characteristics of the Portfolio as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the Portfolio and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

Management of the Portfolio

The business of the Portfolio is managed under the general direction of the Corporation’s Board of Directors. Subject to the general supervision of the Board of Directors, the Manager is responsible for managing, either directly or through others hired for these purposes, the investment activities of the Portfolio and the Portfolio’s business affairs and other administrative matters.

The standing committees of the Board of Directors include an Audit Committee, an Executive and Contracts Committee, a Compensation Committee and a Governance and Nominating Committee.

The Executive and Contracts Committee, which consists of Mr. Siart and Ms. DeFrantz (each of whom is an Independent Director), may meet from time to time between Board meetings in order to consider appropriate matters and to review the various contractual arrangements between the Corporation and its affiliated persons.

The Audit Committee, which consists of Messrs. Arnault, Siart and Simpson and Ms. Studenmund (each of whom is an Independent Director) provides oversight with respect to the accounting and financial reporting policies and practices of the Corporation and, among other things, considers the selection of an independent registered public accounting firm for the Corporation and the scope of the audit and approves all services proposed to be performed by the independent registered public accounting firm on behalf of the Corporation.

The Governance and Nominating Committee, which consists of Mr. Siart and Mses. DeFrantz and Studenmund (each of whom is an Independent Director), meets to select nominees for election as Directors of the Corporation and consider other matters of Board policy. It is the policy of the Governance and Nominating Committee to consider nominees recommended by shareholders. The procedures by which shareholders can submit nominee recommendations to the Governance and Nominating Committee are set forth in Appendix C to this SAI.

The Compensation Committee, which consists of Messrs. Arnault and Simpson and Ms. DeFrantz (each of whom is an Independent Director), meets to review and make recommendations to the Board with respect to the compensation of the Independent Directors.

During the fiscal year ended March 31, 2006, the Board of Directors met five times, the Executive and Contracts Committee met two times, the Governance and Nominating Committee met two times, the Compensation Committee met one time and the Audit Committee met four times.

The table below provides information about each of the Corporation’s Directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each Director and officer is 385 East Colorado Boulevard, Pasadena, CA 91101, unless otherwise indicated.

Name and Year Born	Position(s) Held With Fund	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen (2)	Other Directorships Held (3)	Principal Occupation(s) During the Past Five Years

INDEPENDENT DIRECTORS:

Arnault, Ronald J. 1943	Director	Since 1997	15	None	Retired.

Bryson, John E. 1943	Director	Since 1998	13	The Boeing Company and The Walt Disney Company	Chairman and CEO, Edison International (electric power generator, distributor and structured finance provider) (1990-present); Chairman of Southern California Edison Company (2003-present).

Name and Year Born	Position(s) Held With Fund	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen (2)	Other Directorships Held (3)	Principal Occupation(s) During the Past Five Years
DeFrantz, Anita L. 1952	Director	Since 1998	15	OBN Holdings Inc.	President (1987-present) and Director (1990-present) of Amateur Athletic Foundation of Los Angeles; President and Director of Kids in Sports (1994-present); Member of the International Olympic Committee (1986-present).

Siart, William E.B. 1946	Chairman and Director	Since 1997	15	None	Chairman of Walt Disney Concert Hall, Inc. (1998-present); Chairman of Excellent Education Development (2000-present).

Simpson, Louis A. 1936	Director	Since 1994	15	VeriSign, Inc.	President and Chief Executive Officer, Capital Operations of GEICO Corporation (1993-present).

Studenmund, Jaynie Miller 1954	Director	Since 2004	15	aQuantive, Inc.	Director of eHarmony.com, Inc. (2005-present); Chief Operating Officer of Overture Services, Inc. (2001-2004); President and Chief Operating Officer of Paymybills.com (2000-2001).
INTERESTED DIRECTORS:

Olson, Ronald L. (4)	Director	Since 2005	15	Edison International, City National Corporation, The Washington Post Company and Berkshire Hathaway, Inc.	Senior Partner of Munger, Tolles & Olson International (a law partnership) (1968-present).

Name and Year Born	Position(s) Held With Fund	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen (2)	Other Directorships Held (3)	Principal Occupation(s) During the Past Five Years
EXECUTIVE OFFICERS (5):

Hirschmann III, James W. 1960	President	Since 1999	N/A	N/A	President of Legg Mason, Inc. (2006-present); Director (1999-present), President and Chief Executive Officer (1999-2006) of Western Asset; Director of WAML (1999-present); President of Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).

D. Daniel Fleet 1957	Vice President	Since 2006	N/A	N/A	President of Western Asset (2006-present); Director of Risk Management of Western Asset (1999-2006).

James, Gavin L. 1960	Vice President	Since 2001	N/A	N/A	Director of Global Client Services and Marketing of Western Asset (1998-present).

Leech, S. Kenneth 1954	Vice President	Since 1990	N/A	N/A	Chief Investment Officer of Western Asset (1998-present); Vice President of Western Asset Income Fund (1998-present) and Western Asset Premier Bond Fund (2001-present).

Walsh, Stephen A. 1958	Vice President	Since 1994	N/A	N/A	Deputy Chief Investment Officer of Western Asset (2000-present); Vice President of Western Asset Income Fund (1999-present).

Wilson, Susanne D. 1961 100 Light Street Baltimore, MD 21202	Vice President	Since 1998	N/A	N/A	Vice President of Legg Mason & Co., LLC (2005-present); Vice President of Legg Mason Wood Walker, Incorporated (1998-2005).

Karpinski, Marie K. 1949 100 Light Street Baltimore, MD 21202	Principal Financial and Accounting Officer	Since 1990	N/A	N/A	Vice President, Legg Mason & Co., LLC (2005-present); Vice President, Legg Mason Wood Walker, Incorporated (1992-2005); Vice President (1986-present), Treasurer (1986-2006) and Chief Financial Officer (2006-present) of all Legg Mason retail funds, open-end investment companies; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund (2001-2006 and 2001-present, respectively), Western Asset Premier Bond Fund (2001-2006 and 2001-present, respectively), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present); Treasurer of the Corporation (1999-2006).

Name and Year Born	Position(s) Held With Fund	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen (2)	Other Directorships Held (3)	Principal Occupation(s) During the Past Five Years

Morris, Erin K. 1966 100 Light Street Baltimore, MD 21202	Treasurer	Since 2006	N/A	N/A	Assistant Vice President and Manager, Funds Accounting, Legg Mason & Co., LLC (2005-present); Assistant Vice President (2002-2005) and Manager, Funds Accounting (2000-2005), of Legg Mason Wood Walker, Incorporated; Treasurer of Legg Mason Income Trust, Inc. and Legg Mason Tax-Free Income Fund (2006-present); Treasurer of Western Asset Income Fund (2006-present) and Western Asset Premier Bond Fund (2006-present); Assistant Treasurer of the Corporation (2001-2006), Western Asset Income Fund (2001-2006), Western Asset Premier Bond Fund (2001-2006), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present), Legg Mason Income Trust, Inc. (2001-2006) and Legg Mason Tax-Free Income Fund (2001-2006).

Name and Year Born	Position(s) Held With Fund	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen (2)	Other Directorships Held (3)	Principal Occupation(s) During the Past Five Years
Olmert, Amy M. 1963	Chief Compliance Office	Since 2004	N/A	N/A	Senior Vice President of Legg Mason, Inc. (2004–present); Vice President and Chief Compliance Officer of all Legg Mason retail open-end investment companies (2004–present); Vice President and Chief Compliance Officer of Legg Mason Charles Street Trust, Inc., an open-end investment company (2004–present); Chief Compliance Officer of Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004–present). Formerly, Director (2000-2003) and Managing Director (2003-2004) of Deutsche Asset Management.

Mrozek, Lisa G. 1962	Secretary	Since 1999	N/A	N/A	Senior Compliance Officer of Western Asset (1999-present); Secretary of Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).

(1)	Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their successors are elected and qualified and generally stand for re-election by shareholders only as and when required by the 1940 Act.

(2)	In addition to overseeing the thirteen portfolios of the Corporation, each Director except Mr. Bryson also serves as a Director of Western Asset Income Fund and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same Fund Complex as the Corporation.

(3)	Includes directorships with public companies and registered investment companies.

(4)	Mr. Olson is considered to be an interested person, as defined above, of the Corporation on the basis of his law firm providing legal services to the Advisers.

(5)	Officers of the Corporation are interested persons (as defined in the 1940 Act) of the Corporation.

As of December 31, 2005, no Director beneficially owned securities of the Corporation or securities of any registered investment companies overseen or to be overseen by the Director in the same “family of investment companies” as the Corporation.

As of December 31, 2005, no Director who is an Independent Director of the Corporation, and no such Director’s family members, had beneficial or record ownership in securities of an investment adviser or principal underwriter of the Corporation, or an entity (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Corporation.

Effective February 2006, each Director of the Corporation who is not an “interested person” (as defined in the 1940 Act) of the Corporation, the Manager, Western Asset or WAML receives an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Corporation, Western Asset Income Fund and Western Asset Premier Bond Fund. Each Director also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Corporation, Western Asset Income Fund and Western Asset Premier Bond Fund according to each such investment company’s average annual net assets.

The following table provides certain information relating to the compensation of the Corporation’s Directors. The Corporation does not have a pension or retirement plan for its Directors.

Name of Person and Position	Aggregate Compensation From the Corporation*	Total Compensation from the Corporation and Fund Complex Paid to Directors**
INDEPENDENT DIRECTORS:

Ronald J. Arnault – Director	$108,460	$107,500
John E. Bryson – Director	$81,047	$80,000
Anita L. DeFrantz – Director	$80,451	$81,250
William E.B. Siart – Chairman and Director	$108,460	$102,500
Louis A. Simpson – Director	$88,198	$87,500
Jaynie Miller Studenmund – Director	$87,602	$86,250
INTERESTED DIRECTORS:

Ronald L. Olson – Director	None	None

*	Represents compensation paid to the Directors for the fiscal year ended March 31, 2006.

**

Represents aggregate compensation paid to each Director during the calendar year ended December 31, 2005 for serving as a Director of the Corporation and as a Director of Western Asset Income Fund and as a Trustee of Western Asset Premier Bond Fund, both closed-end investment companies advised by Western Asset. Effective March 14, 2006, Mr. Bryson resigned from the Boards of Western Asset Income Fund and Western Asset Premier Bond Fund.

The Corporation has no employees. Its officers are compensated by Western Asset, WAML or LMIS or one of their affiliates.

On June 30, 2006, the Directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the Portfolio’s outstanding shares.

On June 30, 2006, the Manager owned 100% of the outstanding securities of the Portfolio. The Manager may be deemed to control the Portfolio because it owns more than 25% of the outstanding voting securities of the Portfolio.

It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Portfolio to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Manager

The Manager, a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company, serves as investment manager to the Portfolio pursuant to an Investment Management Agreement dated June 30, 2006 between the Manager and the Corporation (the “Management Agreement”).

Under the Management Agreement, the Manager is responsible, subject to the general supervision of the Corporation’s Board of Directors, for the actual management of the Corporation’s assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this SAI. The Manager also is responsible for the compensation of Directors and officers of the Corporation who are employees of the Manager or its affiliates. The Manager receives for its services a fee as described in the Prospectus. As noted below, the Manager has delegated responsibility for the selection of the Corporation’s investments to the Advisers.

The Portfolio pays all of its other expenses that are not assumed by the Manager. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the Independent Directors, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolio for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio or the Corporation may be a party. The Corporation may also have an obligation to indemnify its Directors and officers with respect to litigation.

Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Management Agreement terminates automatically upon assignment and is terminable with respect to the Portfolio at any time without penalty by vote of the Corporation’s Board of Directors, by vote of a majority of the Portfolio’s outstanding voting securities, or by the Manager, on not less than 60 days’ written notice to the Corporation, and may be terminated immediately upon the mutual written consent of the Manager and the Corporation.

Advisers

Western Asset. Western Asset, a wholly owned subsidiary of Legg Mason, Inc., serves as Adviser to the Portfolio pursuant to an Investment Advisory Agreement between Western Asset and the Manager (the “Western Asset Advisory Agreement”).

Under the Western Asset Advisory Agreement, Western Asset is responsible, subject to the general supervision of the Corporation’s Board of Directors and the Manager, for the actual management of the Portfolio’s U.S. dollar denominated assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. Western Asset receives from the Manager for its services an advisory fee as described in the Prospectus.

Under the Western Asset Advisory Agreement, Western Asset will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Western Asset Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Western Asset Advisory Agreement terminates automatically upon assignment and is terminable with respect to the Portfolio at any time without penalty by vote of the Corporation’s Board of Directors, by vote of a majority of the Portfolio’s outstanding voting securities, or by Western Asset, on not less than 60 days’ written notice, and may be terminated immediately upon the mutual written consent of the parties.

WAML. WAML, a wholly owned subsidiary of Legg Mason, Inc., serves as Adviser to the non-U.S. dollar denominated portion of the Portfolio pursuant to an Investment Advisory Agreement between the Manager and WAML (the “WAML Advisory Agreement”).

Under the WAML Advisory Agreement, WAML is responsible, subject to the general supervision of the Corporation’s Board of Directors and the Manager, for the actual management of the Portfolio’s non-U.S. dollar denominated assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objective and policies described in the Prospectus and this Statement of Additional Information. WAML also is responsible for the compensation of Directors and officers of the Corporation who are employees of WAML or its affiliates. WAML receives from the Manager for its services to the Portfolio an advisory fee as described in the Prospectus.

Under the WAML Advisory Agreement, WAML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the WAML Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The WAML Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation’s Board of Directors, by vote of a majority of the Portfolio’s outstanding voting securities, or by WAML, on not less than 60 days’ written notice, and may be terminated immediately upon the mutual written consent of the parties.

Portfolio Managers

S. Kenneth Leech

As of March 31, 2006

Type of Account	Number Of Accounts Managed	Total Assets Managed	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based
Registered Investment Companies	90	$42,387,766,585	0	$0
Other Pooled Investment Vehicles	20	$21,883,056,264	0	$0
Other Accounts	886	$215,592,136,523	48	$13,452,273,934

Stephen A. Walsh

As of March 31, 2006

Type of Account	Number Of Accounts Managed	Total Assets Managed	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based
Registered Investment Companies	90	$42,387,766,585	0	$0
Other Pooled Investment Vehicles	20	$21,883,056,264	0	$0
Other Accounts	886	$215,592,136,523	48	$13,452,273,934

Potential Conflicts of Interest

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both the Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Portfolio, the Advisers determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of the Portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to the Portfolio’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which includes the Portfolio) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same Portfolio Manager may manage both types of accounts. Whether the Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Portfolio and the other accounts listed above.

Compensation of Portfolio Managers

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Adviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Portfolio Manager Ownership of Portfolio Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager for the Portfolio as of June 30, 2006:

Portfolio Manager	Dollar Range of Portfolio Securities Beneficially Owned
S. Kenneth Leech	None
Stephen A. Walsh	None

Distributor

LMIS, 100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476, acts as a distributor of the shares of the Corporation pursuant to a Distributor Agreement with the Corporation dated December 1, 2005 (the “Underwriting Agreement”).

LMIS is not obligated to sell any specific number of the Corporation’s shares and receives no compensation pursuant to the Underwriting Agreement. Except as noted in the Prospectus, the Corporation’s shares are distributed in a continuous offering. The Underwriting Agreement is terminable with respect to the Portfolio without penalty, at any time, by vote of a majority of the Corporation’s Independent Directors, or by vote of the holders of a majority of the shares of the Portfolio, or by LMIS upon 60 days’ notice to the Corporation.

LMIS pays certain expenses in connection with the offering of shares of the Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolio bears the expenses of preparing, setting in type and mailing the prospectuses, SAIs and periodic reports to existing shareholders.

The Corporation has adopted a Plan for the Portfolio which, among other things, permits the Corporation to pay LMIS fees for its services related to sales and distribution of Financial Intermediary Class shares and the provision of ongoing services to Financial Intermediary Class shareholders by LMIS or other parties. Payments are made only from assets attributable to Financial Intermediary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.40% (currently limited to 0.25%) of the Portfolio’s average daily net assets attributable to Financial Intermediary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Financial Intermediary Class shares only. LMIS may pay all or a portion of the fee to its investment executives.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Financial Intermediary Class of the Portfolio. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires shareholder approval; otherwise, the Plan may be amended by the Directors, including a majority of the 12b-1 Directors, as previously described.

In accordance with Rule 12b-1, the Plan provides that LMIS will submit to the Corporation’s Board of Directors, and the Directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

There are certain anticipated benefits to shareholders of the Corporation that may result from the Plan. For example, the payment of service fees will provide an incentive to maintain and enhance the level of services provided to the Portfolio’s Financial Intermediary shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Portfolio to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Portfolio in connection with the Plan. Furthermore, the investment management of the Portfolio could be enhanced, as net inflows of cash from new sales might enable its Adviser(s) to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

Those persons listed in “Management of the Portfolio” as holding positions with LMIS may be deemed to have an interest in the operation of the Plan. No Independent Director of the Corporation has an interest in the operation of the Plan.

To the extent the Portfolio issues Financial Intermediary Class shares, the Plan will pay a fixed fee rate to LMIS each month. LMIS, in turn, will generally use the entire amount of this compensation to pay distribution expenses, including amounts paid to third parties.

LMIS and its affiliates (including the Manager and the Advisers) may from time to time, at their own expense, make payments to financial intermediaries that sell Institutional or Financial Intermediary Class shares of the Portfolio or to other parties in connection with the sale or servicing of such shares. Such payments may relate to, without limitation, personal services rendered to shareholders of the Portfolio and the maintenance of shareholder accounts, including compensation to, and expenses of, financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in the Portfolio’s shares, who forward communications from the Portfolio to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Corporation in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Salespersons and others entitled to receive compensation for selling or servicing Portfolio shares may receive greater compensation with respect to one class of shares than the other.

Proxy Voting Policies and Procedures

The Directors of the Corporation have adopted the proxy voting policy of Western Asset (the “Policy”) as the Proxy Voting Policies and Procedures of the Portfolio. The Policy governs in determining how proxies relating to the Portfolio’s portfolio securities are voted. A copy of the Policy is attached as Appendix B to this SAI. Information regarding how the Portfolio voted proxies (if any) relating to portfolio securities during the period subsequent to the commencement of operations until June 30, 2006 will be available on or before August 31, 2006 without charge (1) by calling 1-888-425-6432 and (2) on the SEC’s website at http://www.sec.gov.

Purchases and Redemptions

The Portfolio’s shares are sold at net asset value without any sales charge. The Corporation reserves the right to modify the mail, telephone or wire redemption services described in the Prospectus at any time without prior notice to shareholders. The Corporation may also terminate the telephone or wire redemption services described in the Prospectus at any time upon 60 days’ notice to shareholders. The Corporation also reserves the right to suspend or postpone redemptions (1) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Corporation normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Corporation’s investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Corporation’s shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

In consideration of the best interests of the non-redeeming shareholders, the Corporation reserves the right to pay any redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Portfolio in lieu of cash. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Pursuant to an investment policy approved by the Board, the Corporation will waive the investment minimums described in the Prospectus with respect to purchases of the Portfolio’s shares by (1) Directors of the Corporation and (2) employees of Western Asset and WAML and members of their immediate families. An initial investment minimum of $10,000 will apply to purchases of shares of the Portfolio by either group described in the preceding sentence. The Corporation reserves the right to waive or reduce the minimum initial investment from time to time in its discretion, in whole or in part, with respect to these and other investors.

Exchange Privilege

Shareholders in the Portfolio are entitled to exchange their shares for shares of the other portfolios of the Corporation, provided that such shares are eligible for sale in the shareholder’s state of residence, and are being offered at the time.

When a shareholder decides to exchange shares of the Portfolio, the Corporation’s transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of the portfolio of the Corporation selected. Redemptions of shares of the Portfolio will be made at their net asset value determined on the same day that the request is received in proper order, if received before the close of regular trading on the Exchange. If the request is received by the transfer agent after such close of regular trading, shares will be redeemed at their net asset value determined as of the close of the Exchange on the next day the Exchange is open.

There is no charge for the exchange privilege and no sales charge imposed on an exchange, but the Portfolio reserves the right to modify or terminate the exchange privilege at any time. For more information concerning the exchange privilege, or to make an exchange, please contact the Legg Mason Institutional Funds.

Systematic Withdrawal Plan

Shareholders with an initial net asset value of $1,000,000 or more are eligible to participate in the Systematic Withdrawal Plan. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Receipt of payment of proceeds or redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account – redemptions of Portfolio shares may occur on any business day of the month and the checking or savings account will generally be credited with the proceeds in approximately two business days.

Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time without charge or penalty by notifying Legg Mason Institutional Funds. The Portfolio, its transfer agent, and Legg Mason Institutional Funds also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, it may not be in your interest to purchase additional shares of the Portfolio if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals.

Portfolio Transactions and Brokerage

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

High portfolio turnover rates are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

Under the Management Agreement and Advisory Agreements, the Manager and the Advisers are responsible for the execution of the Portfolio’s transactions. The Portfolio’s Advisers place all orders for the purchase and the sale of portfolio investments with brokers or dealers selected by them in their discretion. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of brokerage commissions. There is generally no stated commission in the case of securities, such as U.S. Government securities, traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or markup. In selecting brokers or dealers, the Advisers must seek the most favorable price (including the applicable dealer spread) and execution for such transactions. The Portfolio may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Portfolio, the Advisers will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker’s or dealer’s facilities and any risk assumed by the executing broker or dealer.

It is the current policy of the Advisers not to give consideration to research, statistical and other non-execution services (except as described below) furnished by brokers or dealers to the Advisers in selecting broker dealers to execute Portfolio transactions (commonly known as “soft dollar” commission arrangements). However, an Adviser may receive research or statistical information from brokers or dealers with whom it executes trades.

The Portfolio may use LMIS, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

Some securities considered by an Adviser for purchase by the Portfolio may also be appropriate for other clients served by the Adviser. To the extent the Portfolio and such other clients purchase the same security, transactions in such security will be allocated among the Portfolio and such other clients in a manner considered fair and reasonable by the Adviser.

The Portfolio may not buy securities from, or sell securities to, an Adviser or its affiliated persons as principal, except as permitted by the rules and regulations of the SEC. Subject to certain conditions, the Portfolio may purchase securities that are offered in underwritings in which an affiliate of an Adviser is a participant, although the Portfolio may not make such purchases directly from such affiliate.

The Advisers will select brokers to execute portfolio transactions. In the over-the-counter market, the Portfolio generally will deal with responsible primary market makers unless a more favorable execution can otherwise be obtained.

Investment decisions for the Portfolio are made independently from those of other funds and accounts advised by the Advisers. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in larger volume transactions may produce better executions and prices. Depending on investment objectives, applicable law, governing documents, current holdings, cash availability, and other factors, the Advisers or their affiliates may sell or recommend the sale of a particular security for certain accounts and buy or recommend the purchase of such security for other accounts, and accordingly, transactions for the Portfolio may not be consistent with transactions in other accounts or with the Advisers’ investment recommendations.

Western Asset’s Broker Review Committee periodically reviews the Portfolio’s approved broker lists, broker allocation and execution to ensure that they are consistent with the Portfolio’s stated policy.

Codes of Ethics

The Corporation, the Manager, LMIS, Western Asset and WAML have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Corporation.

Additional Tax Information

General Requirements for “Pass-through” Treatment

In order to qualify or continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code, the Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain over net long-term capital losses, if any) and must meet several additional requirements. The Portfolio generally must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (all such income, “Qualifying Income”);

(b)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c)	diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the value of the Portfolio’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of the Portfolio’s investments in loan participations the issuer may be the financial intermediary or the borrower.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Portfolio were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

If the Portfolio were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted or so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A distribution declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2009, distributions of investment income designated by the Portfolio as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio levels.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Portfolio before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder.

In order for some portion of the dividends received by the Portfolio shareholder to be “qualified dividend income”, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares. If the aggregate qualified dividends received by the Portfolio during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Portfolio’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. Because the Portfolio invests primarily in fixed income securities, it is not expected that any significant portion of distributions will be derived from qualified dividend income.

Capital gains distributions may be reduced if Portfolio capital loss carryforwards are available. Any capital loss carryforwards to which the Portfolio is entitled are disclosed in the Portfolio’s annual and semi-annual reports to shareholders.

If the Portfolio makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares by such shareholder.

If the Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio’s investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations that meet certain holding period requirements. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies, such as mortgage participation certificates guaranteed by GNMA, generally is not entitled to this exemption. Although there is no assurance that any such state and local exemptions will be available, shareholders will be advised of the portion of Portfolio distributions that might qualify for such an exemption.

Sale of Shares

Upon the disposition of shares of the Portfolio (whether by redemption, sale or exchange), a shareholder will realize gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Long-term capital gains will generally be taxed at a maximum federal income tax rate, effective until January 1, 2009, of 15% to non-corporate shareholders (or 5%, in the case of such shareholders in the 10% or 15% tax bracket). If shares of the Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the same Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Original Issue Discount

The Portfolio may purchase debt securities issued with original issue discount. Original issue discount that accrues in a taxable year will be treated as income earned by the Portfolio and therefore an equivalent amount must be distributed to satisfy the distribution requirement and avoid imposition of the 4% excise tax. Periodic adjustments for inflation in the principal value of inflation-indexed bonds also may be treated as original issue discount which is includible in the Portfolio’s gross income on a current basis. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make distributions in amounts necessary to satisfy distribution requirements. The Portfolio may realize capital gains or losses from such dispositions, which would increase or decrease the Portfolio’s investment company taxable income and/or net capital gain. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Foreign Currencies

The Portfolio may take positions directly in foreign currencies and/or in various financial instruments covering such positions. Income from direct investments in foreign currencies currently constitutes Qualifying Income under the Code. However, the Treasury Department has the authority to issue regulations excluding all or a portion of such income from the definition of Qualifying Income. Although the Treasury Department was granted this authority in 1986, it has not exercised this authority. If the Treasury Department were to exercise this authority in the future, there is a remote possibility that such regulations may be applied retroactively.

Congress or the Treasury Department can change or clarify these requirements at any time, possibly with retroactive effect. If Congress, the Treasury Department or the Internal Revenue Service were to take any action that altered the current understanding of these requirements, the Portfolio could be forced to change the manner in which it pursues its investment strategy or could cease to qualify for the special tax treatment accorded regulated investment companies under current federal income tax law. In either event, such a change would result in a reduced after-tax return to shareholders. Shareholders should consult with their tax advisors with respect to the specific tax consequences of an investment in the Portfolio.

The Portfolio’s transactions in non-U.S. currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the non-U.S. currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the Portfolio’s income distributions to constitute a return of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Portfolio, the Portfolio’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and non-U.S. currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Commodities

The Portfolio may seek exposure to commodities through a variety of investments, direct or indirect. See “Additional Information about Securities, Investment Techniques and Related Risks: Options, Futures and Other Strategies.” In addition to options, futures contracts, hedging transactions, forward contracts, and swaps (certain tax consequences of which are discussed above), the Portfolio may gain such exposure through other transactions which may affect the amount, timing, and character of distributions to shareholders. The means by which the Portfolio seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the Portfolio’s intention to qualify as a regulated investment company under the Code.

Foreign Taxation

Dividends and interest received by the Portfolio, and gains realized by the Portfolio on non-U.S. securities, may be subject to income, withholding or other taxes imposed by non-U.S. countries and U.S. possessions that would reduce the yield on the Portfolio’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these non-U.S. taxes.

If, at the end of the Portfolio’s fiscal year, more than 50% of the value of its total assets represents securities of non-U.S. corporations, the Portfolio may make an election to treat any non-U.S. taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations or, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a non-U.S. tax credit or deduction (but not both) for their share of such taxes. A shareholder’s ability to claim a non-U.S. tax credit or deduction in respect of non-U.S. taxes paid by the Portfolio may be subject to certain limitations (including a holding period requirement, applicable to both the Portfolio and its shareholders, imposed by the Code).

Passive Foreign Investment Companies

Equity investments by the Portfolio in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Portfolio to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio may elect to avoid the imposition of that tax. For example, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Portfolio will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Foreign Shareholders

In general, dividends (other than Capital Gain Dividends) paid by the Portfolio to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, before January 1, 2008, the Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio. The Portfolio does not intend to designate distributions as interest-related dividends or as short-term capital gain dividends.

Recent legislation modifies the tax treatment of distributions from the Portfolio that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. Effective in respect of dividends paid or deemed paid before January 1, 2008, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by you in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

The Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through December 10, 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Portfolio should consult their tax advisers in this regard.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxation

The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Portfolio. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

Other Information

Western Asset Funds, Inc. was incorporated in Maryland on May 16, 1990. Prior to May 31, 2001, Western Asset Funds, Inc. was known as “LM Institutional Fund Advisors I, Inc.” and prior to May 29, 1998, was known as “Western Asset Trust, Inc.” The Portfolio is an open-end, diversified management investment company. The Directors of Western Asset Funds, Inc. may, without shareholder approval, create, in addition to the current portfolios of the Corporation, other series of shares representing separate investment portfolios. Any such series may be divided without shareholder approval into two or more classes of shares having such terms as the Directors may determine. Establishment and offering of additional portfolios or classes of shares of a portfolio will not alter the rights of the Corporation’s shareholders.

Western Asset Funds, Inc. is authorized to issue a total of 13.1 billion shares of common stock at par value $0.001. Each share has one vote, with fractional shares voting proportionally. Voting on matters pertinent only to a particular portfolio, such as the adoption of an investment advisory contract for that portfolio, is limited to that portfolio’s shareholders. Shares of all classes of a portfolio will vote together as a single class except when otherwise required by law or as determined by the Directors. Shares are freely transferable, are entitled to dividends as declared by the Directors, and, if a portfolio were liquidated, would receive the net assets of that portfolio. Voting rights are not cumulative, and all shares of the portfolios are fully paid, redeemable and nonassessable and have no conversion rights. Shares do not have preemptive rights or subscription rights.

Although the Portfolio does not intend to hold annual shareholder meetings, it will hold a special meeting of shareholders when the 1940 Act requires a shareholder vote on certain matters (including the election of Directors or approval of an advisory contract) in certain cases.

Custodian, Transfer Agent and Dividend-Disbursing Agent

State Street Bank and Trust Company (“State Street”), P.O. Box 1790, Boston, Massachusetts 02105, serves as custodian of the Corporation’s assets. As such, State Street holds in safekeeping certificated securities and cash belonging to the Corporation and, in such capacity, is the registered owner of securities in book-entry form belonging to the Corporation. Upon instruction, State Street receives and delivers cash and securities of the Corporation in connection with Portfolio transactions and collects all dividends and other distributions made with respect to the Portfolio’s securities. State Street also maintains certain accounts and records of the Corporation. State Street also calculates the total net asset value, total net income and net asset value per share of the Portfolio on a daily basis (and as otherwise may be required by the 1940 Act) and performs certain accounting services for the Portfolio.

Boston Financial Data Services, Inc., P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent and administrator of various shareholder services pursuant to a delegation of such duties from State Street. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. LM Fund Services, Inc., 11155 Red Run Boulevard, Owings Mills, Maryland 21117, as sub-transfer agent, provides shareholder services to the Corporation and receives compensation from the Corporation at a rate generally equal to its costs in providing such services. LM Fund Services, Inc. is a subsidiary of Legg Mason, Inc. The Corporation reserves the right, upon 60 days’ written notice, to make other charges to investors to cover administrative costs.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP serves as the Portfolio’s independent registered public accounting firm. PricewaterhouseCoopers LLP will conduct an annual audit of the Portfolio, will assist in the preparation of the Portfolio’s federal and state income tax returns and will consult with the Portfolio as to matters of accounting and federal and state income taxation.

Legal Counsel

Ropes & Gray LLP, New York, New York, serves as legal counsel to the Corporation.

Appendix A: Ratings of Securities

Description of Moody’s Investors Service, Inc. (“Moody’s”) corporate bond ratings:

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Description of Standard & Poor’s corporate bond ratings:

AAA: This is the highest rating assigned by Standard & Poor’s to an obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

A-1

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of Moody’s preferred stock ratings:

aaa: An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

aa: An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue that is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue that is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

Description of Moody’s Short-Term Debt Ratings

Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor’s Commercial Paper Ratings

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for the issues designated “A-1”.

A-2

Appendix B: Proxy Voting Policies and Procedures of the Corporation

The Proxy Voting Policies and Procedures of the Funds are the proxy voting policies and procedures of Western Asset Management Company and Western Asset Management Company Limited.

Background

Western Asset Management Company and Western Asset Management Company Limited (together “Western Asset”) have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors/trustees or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

Policy

Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003,

Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f.	Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or Director/Trustee of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, Director/Trustee or person who is a candidate for Director/Trustee of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of Directors/Trustees; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of Directors/Trustees. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of Directors/Trustees. More specific guidelines related to certain board-approved proposals are as follows:

Matters relating to the Board of Directors/Trustees

Western Asset votes proxies for the election of the company’s nominees for Directors/Trustees and for board-approved proposals on other matters relating to the board of Directors/Trustees the following exceptions:

a.	Votes are withheld for the entire board of Directors/Trustees if the board does not have a majority of independent Directors/Trustees or the board does not have nominating, audit and compensation committees composed solely of independent Directors/Trustees

b.	Votes are withheld for any nominee for Director/Trustee who is considered an independent Director/Trustee by the company and who has received compensation from the company other than for service as a Director/Trustee.

c.	Votes are withheld for any nominee for Director/Trustee who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of Directors/Trustees.

Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of Directors/Trustees, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of Directors/Trustees, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of Directors/Trustees

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of Directors/Trustees on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of Directors/Trustees.

III.	Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II, above, are voted in accordance with those guidelines.

1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.	Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the Directors/Trustees to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Appendix C: Procedures for Shareholders to Submit Nominee Candidates

A Western Asset Funds, Inc. (“Fund”) shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Governance and Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

2.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than one hundred and twenty (120) calendar days nor more than one hundred and thirty-five (135) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Fund); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the class or series and number of all shares of the Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance and Nominating Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

C-1

Western Asset Funds, Inc.

Part C. Other Information

Item 23. Exhibits

(a)	(i)	Articles of Amendment and Restatement dated May 28, 1998 (4)

	(ii)	Articles Supplementary dated March 10, 2000 (4)

	(iii)	Articles Supplementary dated June 16, 2000 (5)

	(iv)	Articles of Amendment dated May 21, 2001 – (6)

	(v)	Articles of Amendment dated May 10, 2002 – (8)

	(vi)	Articles of Amendment dated July 30, 2003 – (10)

	(vii)	Articles Supplementary dated September 23, 2003 – (11)

	(viii)	Articles Supplementary dated October 7, 2004 – (14)

	(ix)	Articles Supplementary dated March 8, 2005 – (14)

	(x)	Articles Supplementary dated June 26, filed herewith.

(b)	(i)	Bylaws (4)

	(ii)	Amendment to Bylaws dated as of May 29, 2001 – (9)

	(iii)	Amended Bylaws dated as of May 10, 2005 – (14)

	(iv)	Amended Bylaws dated as of March 24, 2006, filed herewith.

(c)	Instruments defining the rights of security holders with respect to Western Asset Funds, Inc. are contained in the Articles of Amendment and Restatement (with subsequent amendments) and Bylaws that are incorporated by reference to Exhibit 23(b) to Post-Effective Amendment No. 21 to the Registration Statement of LM Institutional Fund Advisors I, Inc. (SEC File No. 33-34929) filed May 18, 2000.

(d)	(1)	Investment Management Agreements

		(i)	Western Asset Government Money Market Portfolio – (8)

		(ii)	Western Asset Money Market Portfolio – (8)

		(iii)	Western Asset Core Portfolio – (8)

		(iv)	Western Asset Core Plus Portfolio – (8)

		(v)	Western Asset Intermediate Portfolio – (8)

		(vi)	Western Asset Intermediate Plus Portfolio – (8)

		(vii)	Western Asset High Yield Portfolio – (8)

		(viii)	Western Asset Non-U.S. Fixed Income Portfolio – (8)

		(ix)	Western Asset Global Strategic Income Portfolio – (8)

		(x)	Western Asset Enhanced Equity Portfolio – (8)

		(xi)	Western Asset Inflation Indexed Bond Portfolio – (8)

		(xii)	Western Asset Limited Duration Bond Portfolio – (11)

		(xiii)	Western Asset Absolute Return Portfolio, filed herewith.

	(2)	Investment Advisory Agreements

		(i)	Western Asset Government Money Market Portfolio – (8)

		(ii)	Western Asset Money Market Portfolio – (8)

		(iii)	Western Asset Core Portfolio – (8)

		(iv)	Western Asset Core Plus Portfolio – Western Asset Management Company (“WAM”) – (8)

		(v)	Western Asset Core Plus Portfolio – Western Asset Management Company Limited (“WAMCL”) – (8)

		(vi)	Western Asset Intermediate Portfolio – (8)

		(vii)	Western Asset Intermediate Plus Portfolio - WAM – (8)

		(viii)	Western Asset Intermediate Plus Portfolio – WAMCL – (8)

		(ix)	Western Asset High Yield Portfolio – (8)

		(x)	Western Asset Non-U.S. Fixed Income Portfolio – (8)

		(xi)	Western Asset Global Strategic Income Portfolio – WAM – (8)

		(xii)	Western Asset Global Strategic Income Portfolio - WAMCL – (8)

		(xiii)	Western Asset Enhanced Equity Portfolio – (8)

		(xiv)	Western Asset Inflation Indexed Plus Bond Portfolio – WAM – (9)

		(xv)	Western Asset Inflation Indexed Plus Bond Portfolio – WAMCL – (9)

		(xvi)	Western Asset Limited Duration Bond Portfolio – WAM – (11)

		(xvii)	Western Asset Limited Duration Bond Portfolio – WAMCL – (11)

		(xviii)	Western Asset Absolute Return Portfolio – WAM, filed herewith.

		(xix)	Western Asset Absolute Return Portfolio – WAMCL, filed herewith.

	(3)	Expense Limitation Undertakings

		(i)	Expense Limitation Undertaking with respect to each portfolio except the Western Asset Absolute Return Portfolio – (14)

		(ii)	Expense Limitation Undertaking with respect to the Western Asset Absolute Return Bond Portfolio, filed herewith.

(e)	(i)	Distribution Agreement, filed herewith.

	(ii)	Amendment to Distributor Agreement, filed herewith.

	(iii)	Broker Agreement (4)

	(iv)	Amendment to Broker Agreement (5)

(f)	Bonus, profit sharing or pension plans -- none

(g)	(i)	Custodian Contract (1)

	(ii)	Amendment to Custodian Contract (1)

	(iii)	Amendment to Custodian Contract (1)

	(iv)	Amendment to Custodian Contract (5)

	(v)	Amendment to Custodian Contract – (8)

	(vi)	Form of Amendment to Custodian Contract – (11)

	(vii)	Form of Amendment to Custodian Contract, filed herewith.

(h)	(i)	Transfer Agency and Service Agreement (1)

	(ii)	Amendment to Transfer Agency and Service Agreement (5)

	(iii)	Amendment to Transfer Agency and Service Agreement – (9)

	(iv)	Form of Amendment to Transfer Agency and Service Agreement – (11)

	(v)	Form of Amendment to Transfer Agency and Service Agreement, filed herewith.

	(vi)	Sub-Transfer Agency and Service Agreement – (9)

	(vii)	Form of Amendment to Sub-Transfer Agency and Service Agreement – (11)

	(viii)	Form of Amendment to Sub-Transfer Agency and Service Agreement, filed herewith.

(i)	Opinion of counsel (1), (2), (5), (11) and filed herewith.

(j)	Accountant’s consent - not applicable

(k)	Financial statements omitted from Item 22 – not applicable

(l)	Agreement for providing initial capital (1)

(m)	Plan pursuant to Rule 12b-1

	(i)	Western Asset Government Money Market Portfolio, filed herewith.

	(ii)	Western Asset Money Market Portfolio, filed herewith.

	(iii)	Western Asset Core Portfolio, filed herewith.

	(iv)	Western Asset Core Plus Portfolio, filed herewith.

	(v)	Western Asset Intermediate Portfolio, filed herewith.

	(vi)	Western Asset Intermediate Plus Portfolio, filed herewith.

	(vii)	Western Asset High Yield Portfolio, filed herewith.

	(viii)	Western Asset Non-U.S. Fixed Income Portfolio, filed herewith.

	(ix)	Western Asset Global Strategic Income Portfolio, filed herewith.

	(x)	Western Asset Enhanced Equity Portfolio, filed herewith.

	(xi)	Western Asset Inflation Indexed Bond Portfolio, filed herewith.

	(xii)	Western Asset Limited Duration Bond Portfolio, filed herewith.

	(xiii)	Western Asset Absolute Return Bond Portfolio, filed herewith.

(n)	(i)	Multiple Class Plan pursuant to Rule 18f-3 (5)

	(ii)	Amended Multiple Class Plan pursuant to Rule 18f-3 – (11)

	(iii)	Amended Multiple Class Plan pursuant to Rule 18f-3, filed herewith.

(o)	(i)	Power of Attorney, dated May 17, 1999 – (11)

	(ii)	Power of Attorney, dated April 12, 2000 – (11)

	(iii)	Power of Attorney, dated March 23, 2005 – (13)

	(iv)	Power of Attorney, dated May 17, 2005 – (13)

(p)	Code of Ethics for the Registrant, its investment advisers and principal underwriter

	(i)	Legg Mason Fund Adviser, Inc., filed herewith.

	(ii)	The Registrant, WAM and WAMCL, filed herewith.

	(iii)	Legg Mason Investor Services, LLC, filed herewith.

(1)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 15 to the Registration Statement, SEC File No. 33-34929, filed October 30, 1997.
(2)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement, SEC File No. 33-34929, filed May 29, 1998.
(3)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement, SEC File No. 33-34929, filed June 2, 1999.
(4)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement, SEC File No. 33-34929, filed May 18, 2000.
(5)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement, SEC File No. 33-34929, filed August 1, 2000.
(6)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement, SEC File No. 33-34929, filed July 18, 2001.
(7)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 27, 2004.
(8)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement, SEC File No. 33-34929, filed July 19, 2002.
(9)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement, SEC File No. 33-34929, filed on June 2, 2003.
(10)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 27 to the Registration Statement, SEC File No. 33-34929, filed on July 30, 2003.
(11)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 27 to the Registration Statement, SEC File No. 33-34929, filed on October 1, 2003.

(12)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 29 to the Registration Statement, SEC File No. 33-34929, filed on July 30, 2004.
(13)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 30 to the Registration Statement, SEC File No. 33-34929, filed on June 2, 2005.
(14)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement, SEC File No. 33-34929, filed on July 29, 2005.

Item 24. Persons Controlled by or under Common Control with Registrant - None

Item 25. Indemnification

Article VIII of Registrant’s Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article VIII also provides that no amendment or repeal of Article VIII, and no adoption or amendment of any other provision of the Articles or Bylaws inconsistent with Article VIII, shall apply to or affect the applicability of Article VIII with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 9.1 of Article IX of Registrant’s Articles of Incorporation provides that the Registrant shall indemnify its present and past directors and persons who are serving or have served at the Registrant’s request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940). Section 9.1 further provides that the Registrant shall have the power to indemnify its present and past officers, employees and agents, and persons who are serving or have served at the Registrant’s request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940). Section 2-418(b) of the Maryland Corporations and Associations Code (“Maryland Code”) permits the Registrant to indemnify its directors unless it is established that (1) the act or omission of the director was material to the matter giving rise to the proceeding, and the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. Maryland law also requires indemnification of directors and officers under certain circumstances. The provisions set forth above apply insofar as consistent with Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 1 of Article XII of the Bylaws permits indemnification consistent with the principles described above and sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. Additionally, the Registrant has entered into an agreement with each of its directors that provides for indemnification consistent with the principles described above and that sets forth certain procedural aspects with respect to indemnification, including the advancement of expenses and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met. The Registrant, at its expense, provides liability insurance for the benefit of its Directors and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Underwriting Agreement, the Registrant agrees to indemnify, defend and hold Legg Mason Wood Walker, Incorporated (the “Distributor”), its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Underwriting Agreement be construed so as to protect the Distributor against any liability to the Registrant or its stockholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Registrant’s Investment Management Agreements and Investment Advisory Agreements provide that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the obligations and duties under the applicable Agreements, the Adviser or Manager (as applicable) will not be subject to any liability to the Registrant or any stockholder of the Registrant for any act or omission in the course of, or connected with, rendering services pursuant to the applicable Agreements.

Item 26. Business and Other Connections of Investment Adviser

(a) Legg Mason Fund Adviser, Inc. (“LMFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury	Vice President and Director, LMFA
Senior Vice President, Legg Mason, Inc.
Director, LMIC
Director, Barrett
Director, Bartlett
Director, Batterymarch
Director, Berkshire
Director, LMAM
Director, LM Holdings
Director, PCM I
Director, PCM II

Mark R. Fetting	President, Chairman and Director, LMFA
Senior Executive Vice President, Legg Mason, Inc.
Director, LMCM
Director, LMFM

Director, LMFunds
Manager, Royce

Gregory T. Merz	Vice President and Secretary, LMFA
Vice President and Deputy General Counsel, Legg Mason, Inc.

(b) Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAMCL

James W. Hirschmann III	Director, WAM
Director, WAMCL

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, WAMCL

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, WAMCL

(c) Western Asset Management Company Limited (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAMCL
Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia

Vice President and Director, BMML
Director, LMCM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce

James W. Hirschmann III	Director, WAMCL
Director, WAM
President, Legg Mason, Inc.

Gavin L. James	Senior Executive Officer, WAMCL
Director of Global Client Services, WAM

S. Kenneth Leech	Director, WAMCL
Chief Investment Officer, WAM

Addresses for Item 26(a), 26(b) and 26(c):

(3040692) Nova Scotia Company (“Nova Scotia”)

1959 Upper Water Street P.O. Box 997

Halifax, Nova Scotia B35 2X2

Barrett Associates, Inc. (“Barrett”)

90 Park Avenue

New York, NY 10016

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

200 Clarendon Street

Boston, MA 02116

Berkshire Asset Management, Inc. (“Berkshire”)

46 Public Square, Suite 700

Wilkes-Barre, PA 18701

Brandywine Global Investment Management, LLC (“Brandywine”)

Three Christina Centre, Suite 1200

201 North Walnut Street

Wilmington, DE 19801

Legg Mason Asset Management (Asia) Pte. Ltd (“LMAM”)

Three Temasek Avenue, #10-02, Centennial Tower

Singapore 039010

Legg Mason Capital Management, Inc. (“LMCM”)

100 Light Street

Baltimore, MD 21202

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 Light Street

Baltimore, MD 21202

Legg Mason Funds Management, Inc. (“LMFM”)

100 Light Street

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 Light Street

Baltimore, MD 21203

Legg Mason, Inc.

100 Light Street

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Realty Group, Inc. (“LMRG”)

100 Light Street

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 Light Street

Baltimore, MD 21202

LM Fund Services, Inc. (“LMFunds”)

100 Light Street

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY England

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Royce & Associates, Inc. (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

155 Bishopsgate

London EC2M 3TY

England

Item 27. Principal Underwriters

(a) Legg Mason Income Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Growth Trust, Inc.; Legg Mason Value Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Investors Trust, Inc.; Legg Mason Light Street Trust, Inc.; Legg Mason Investment Trust, Inc.; Legg Mason Charles Street Trust, Inc.; Legg Mason Special Investment Trust, Inc.; Smith Barney Trust II; CitiFunds Trust I; Salomon Funds Trust; Variable Annuity Portfolios; CitiFunds Premium Trust; CitiFunds Institutional Trust; CitiFunds Trust III; Smith Barney Allocation Series, Inc.; Smith Barney Multiple Discipline Trust; Smith Barney Investment Series; Consulting Group Capital Markets Funds; High Income Opportunity Fund, Inc.; Intermediate Muni Fund, Inc.; Smith Barney Small Cap Core Fund, Inc.; Smith Barney Investment Trust; Real Estate Income Fund, Inc.; Managed High Income Portfolio, Inc.; Managed Municipals Portfolio, Inc.; Municipal High Income Fund, Inc.; Citigroup Investments Corporate Loan Fund, Inc.; Zenix Income Fund, Inc.; Salomon Brothers Capital Fund, Inc.; Salomon Brothers Investors Value Fund, Inc.; Salomon Brothers Fund, Inc.; Salomon Brothers Institutional Series Fund, Inc., Salomon Brothers Series Funds, Inc.; Salomon Brothers Variable Series Funds, Inc.; Salomon Brothers Opportunity Fund, Inc.; Salomon Brothers 2008 Worldwide Government Term Trust; Salomon Brothers High Income Fund, Inc.; Salomon Brothers High Income Fund II, Inc.; Salomon Brothers Emerging Markets Income Fund, Inc.; Salomon Brothers Emerging Markets Income Fund II, Inc.; Salomon Brothers Emerging Markets Floating Rate Fund, Inc.; Salomon Brothers Global High Income Fund, Inc.; Salomon Brothers Emerging Markets Debt Fund, Inc.; Salomon Brothers Capital and Income Fund, Inc.; Salomon Brothers Global Partners Income Fund, Inc.; Salomon Brothers Municipal Partners Fund, Inc.; Salomon Brothers Municipal Partners Fund II, Inc.; Salomon Brothers Variable Rate Strategic Fund; Salomon Brothers Inflation Management Fund; Greenwich Street Series Fund; SB Adjustable Rate Income Fund; Smith Barney Aggressive Growth Fund, Inc.; Smith Barney Appreciation Fund, Inc.; Smith Barney Arizona Municipals Fund, Inc.; Smith Barney California Municipals Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund, Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Investment Funds, Inc.; Smith Barney Managed Governments Fund, Inc.; Smith Barney Managed Municipals Fund, Inc.; Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney New Jersey Municipals Fund, Inc.; Smith Barney Oregon Municipals Fund; Smith Barney Principal Return Fund; Smith Barney Sector Series, Inc.; Smith Barney World Funds, Inc.; Travelers Series Fund, Inc.; and various series of unit investment trusts.

(b) The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Legg Mason Investor Services, LLC (“LMIS”).

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Timothy C. Scheve	Managing Director	None
Mark R. Fetting	Managing Director	President and Director
D. Stuart Bowers	Vice President	None
W. Talbot Daley	Vice President	None
Thomas J. Hirschmann	Vice President	None
Joseph M. Furey	General Counsel and Chief Compliance Officer	None
Theresa M. Silberzahn	Chief Financial Officer	None
Ronald Holinsky	Counsel	None
Robert E. Patterson	Counsel	None
Elisabeth F. Craig	AML Compliance Officer and Director of Continuing Education	None

*	All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

State Street Bank and Trust Company		Legg Mason Fund Adviser, Inc.
P. O. Box 1713	and	100 Light Street
Boston, Massachusetts 02105		Baltimore, Maryland 21202

Item 29 Management Services - None

Item 30. Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Western Asset Funds, Inc. certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 33 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena and State of California, on the 30th day of June, 2006.

WESTERN ASSET FUNDS, INC.

By:	/s/ James W. Hirschmann III*
James W. Hirschmann III
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ James W. Hirschmann III* James W. Hirschmann III	President	June 30, 2006

/s/ Ronald J. Arnault* Ronald J. Arnault	Director	June 30, 2006

/s/ John E. Bryson* John E. Bryson	Director	June 30, 2006

/s/ Anita L. DeFrantz* Anita L. DeFrantz	Director	June 30, 2006

/s/ Ronald L. Olson* Ronald L. Olson	Director	June 30, 2006

/s/ William E. B. Siart* William E. B. Siart	Director	June 30, 2006

/s/ Louis A. Simpson* Louis A. Simpson	Director	June 30, 2006

/s/ Jaynie M. Studenmund* Jaynie M. Studenmund	Director	June 30, 2006

/s/ Marie K. Karpinski* Marie K. Karpinski	Principal Financial Officer and Principal Accounting Officer	June 30, 2006

By:	/s/ Ilene S. Harker
Ilene S. Harker
* Attorney-in-Fact pursuant to Powers of Attorney previously filed
Date: June 30, 2006

Exhibit Index

Exhibit No.	Exhibit
(a)(x)	Articles Supplementary dated June 26, 2006.

(b)(iv)	Amended Bylaws dated as of March 24, 2006.

(d)(1)(xiii)	Investment Management Agreement, Western Asset Absolute Return Portfolio.

(d)(2)(xviii)	Investment Advisory Agreement, Western Asset Absolute Return Portfolio – WAM

(d)(2)(xix)	Investment Advisory Agreement, Western Asset Absolute Return Portfolio – WAMCL

(d)(3)(ii)	Expense Limitation Undertaking with respect to the Western Asset Absolute Return Bond Portfolio.

(e)(i)	Distribution Agreement.

(e)(ii)	Amendment to Distributor Agreement.

(g)(vii)	Form of Amendment to Custodian Contract.

(h)(v)	Form of Amendment to Transfer Agency and Service Agreement.

(h)(viii)	Form of Amendment to Sub-Transfer Agency and Service Agreement.

(i)	Opinion of counsel.

(m)	Plans pursuant to Rule 12b-1

	(i)	Western Asset Government Money Market Portfolio.

	(ii)	Western Asset Money Market Portfolio.

	(iii)	Western Asset Core Portfolio.

	(iv)	Western Asset Core Plus Portfolio.

	(v)	Western Asset Intermediate Portfolio.

	(vi)	Western Asset Intermediate Plus Portfolio.

	(vii)	Western Asset High Yield Portfolio.

	(viii)	Western Asset Non-U.S. Fixed Income Portfolio.

	(ix)	Western Asset Global Strategic Income Portfolio.

	(x)	Western Asset Enhanced Equity Portfolio.

	(xi)	Western Asset Inflation Indexed Bond Portfolio.

	(xii)	Western Asset Limited Duration Bond Portfolio.

	(xiii)	Western Asset Absolute Return Bond Portfolio.

(n)(iii)	Amended Multiple Class Plan pursuant to Rule 18f-3.

(p)(i)	Code of Ethics - Legg Mason Fund Adviser, LLC

(p)(ii)	Code of Ethics – Registrant, WAM and WAMCL.

(p)(iii)	Code of Ethics – Legg Mason Investor Services, LLC